UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01766

Name of Registrant:	Vanguard Wellesley Income Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024—March 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Wellesley® Income Fund Investor Shares - VWINX

Wellesley® Income Fund Admiral™ Shares - VWIAX

Vanguard Wellesley® Income Fund

Investor Shares (VWINX)

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Wellesley Income Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Common Stocks	37.2%
Corporate Bonds	41.9%
Sovereign Bonds	0.7%
Taxable Municipal Bonds	3.1%
U.S. Government and Agency Obligations	13.5%
Other Assets and Liabilities—NetFootnote Reference	1.5%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$48,899
Number of Portfolio Holdings	1,448
Portfolio Turnover Rate	31%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR27

Vanguard Wellesley® Income Fund

Admiral™ Shares (VWIAX)

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Wellesley Income Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	2.1%
Common Stocks	37.2%
Corporate Bonds	41.9%
Sovereign Bonds	0.7%
Taxable Municipal Bonds	3.1%
U.S. Government and Agency Obligations	13.5%
Other Assets and Liabilities—NetFootnote Reference	1.5%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$48,899
Number of Portfolio Holdings	1,448
Portfolio Turnover Rate	31%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR527

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended March 31, 2025
Vanguard Wellesley® Income Fund

Contents
Financial Statements	1

Wellesley Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (13.5%)
U.S. Government Securities (12.3%)
	United States Treasury Note/Bond	4.125%	2/28/27	351,891	353,211
	United States Treasury Note/Bond	4.250%	3/15/27	145,449	146,358
	United States Treasury Note/Bond	2.500%	3/31/27	21,240	20,673
	United States Treasury Note/Bond	2.750%	4/30/27	42,750	41,768
	United States Treasury Note/Bond	4.500%	5/15/27	171,890	173,931
	United States Treasury Note/Bond	4.375%	7/15/27	181,281	183,150
	United States Treasury Note/Bond	2.750%	7/31/27	13,431	13,089
	United States Treasury Note/Bond	3.750%	8/15/27	271,340	270,450
	United States Treasury Note/Bond	3.125%	8/31/27	29,986	29,452
	United States Treasury Note/Bond	4.125%	9/30/27	11,500	11,567
	United States Treasury Note/Bond	4.125%	10/31/27	20,000	20,109
	United States Treasury Note/Bond	3.875%	11/30/27	15,520	15,513
	United States Treasury Note/Bond	3.875%	12/31/27	23,014	23,007
	United States Treasury Note/Bond	4.250%	1/15/28	68,359	69,000
	United States Treasury Note/Bond	4.250%	2/15/28	86,579	87,431
	United States Treasury Note/Bond	4.000%	2/29/28	16,561	16,610
	United States Treasury Note/Bond	3.625%	3/31/28	26,615	26,424
	United States Treasury Note/Bond	3.625%	5/31/28	12,580	12,476
	United States Treasury Note/Bond	4.000%	6/30/28	6,686	6,708
	United States Treasury Note/Bond	4.125%	7/31/28	107,567	108,323
	United States Treasury Note/Bond	4.375%	8/31/28	90,667	91,998
	United States Treasury Note/Bond	4.625%	9/30/28	130,336	133,370
	United States Treasury Note/Bond	4.375%	11/30/28	52,289	53,106
	United States Treasury Note/Bond	3.750%	12/31/28	150,790	149,918
	United States Treasury Note/Bond	4.000%	1/31/29	176,984	177,482
	United States Treasury Note/Bond	1.875%	2/28/29	2,855	2,644
	United States Treasury Note/Bond	4.250%	2/28/29	105,035	106,283
	United States Treasury Note/Bond	4.125%	3/31/29	177,769	179,075
	United States Treasury Note/Bond	4.625%	4/30/29	151,129	155,072
	United States Treasury Note/Bond	4.500%	5/31/29	71,014	72,556
	United States Treasury Note/Bond	4.250%	6/30/29	159,390	161,333
	United States Treasury Note/Bond	4.000%	7/31/29	188,479	188,950
	United States Treasury Note/Bond	3.625%	8/31/29	49,598	48,978
	United States Treasury Note/Bond	3.500%	9/30/29	153,364	150,584
	United States Treasury Note/Bond	4.125%	10/31/29	138,401	139,417
	United States Treasury Note/Bond	4.375%	12/31/29	137,329	139,818
	United States Treasury Note/Bond	4.250%	1/31/30	109,829	111,254
	United States Treasury Note/Bond	4.000%	2/28/30	199,481	199,949
	United States Treasury Note/Bond	4.000%	3/31/30	302,251	302,912
	United States Treasury Note/Bond	3.500%	4/30/30	10,160	9,941
	United States Treasury Note/Bond	3.750%	5/31/30	13,152	13,012
	United States Treasury Note/Bond	4.000%	7/31/30	20,991	21,011
	United States Treasury Note/Bond	4.875%	10/31/30	4,037	4,211
	United States Treasury Note/Bond	3.750%	12/31/30	10,514	10,369
	United States Treasury Note/Bond	4.250%	2/28/31	7,180	7,263
	United States Treasury Note/Bond	4.125%	7/31/31	5,769	5,792
	United States Treasury Note/Bond	4.375%	1/31/32	14,207	14,460
	United States Treasury Note/Bond	4.500%	11/15/33	94,328	96,598
[1]	United States Treasury Note/Bond	4.000%	2/15/34	72,992	72,012
	United States Treasury Note/Bond	4.375%	5/15/34	49,046	49,721
	United States Treasury Note/Bond	3.875%	8/15/34	80,396	78,361
	United States Treasury Note/Bond	4.250%	11/15/34	195,925	196,537
	United States Treasury Note/Bond	4.625%	2/15/35	435,753	450,188
	United States Treasury Note/Bond	2.000%	11/15/41	152,871	107,344
	United States Treasury Note/Bond	3.375%	8/15/42	51,456	44,107
	United States Treasury Note/Bond	4.000%	11/15/42	91,986	85,806
	United States Treasury Note/Bond	4.625%	11/15/44	40,852	40,916
	United States Treasury Note/Bond	4.750%	2/15/45	202,607	206,342
	United States Treasury Note/Bond	2.375%	5/15/51	25,018	16,355
	United States Treasury Note/Bond	3.625%	5/15/53	706	595

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.750%	11/15/53	4,770	4,876
	United States Treasury Note/Bond	4.250%	2/15/54	6,078	5,727
	United States Treasury Note/Bond	4.625%	5/15/54	46,352	46,511
	United States Treasury Note/Bond	4.250%	8/15/54	71,515	67,515
	United States Treasury Note/Bond	4.500%	11/15/54	79,375	78,221
	United States Treasury Note/Bond	4.625%	2/15/55	92,611	93,248
					6,020,988
Agency Bonds and Notes (0.0%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	17,625
Conventional Mortgage-Backed Securities (1.0%)
[2]	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	12	12
[2]	Ginnie Mae I Pool	6.500%	4/15/32–7/15/38	917	954
[2,3]	UMBS Pool	2.500%	8/1/27–4/1/38	18,779	17,160
[2,3]	UMBS Pool	1.770%	1/1/36	19,936	15,652
[2,3]	UMBS Pool	3.000%	6/1/43	5,182	4,677
[2,3]	UMBS Pool	5.000%	9/1/52–7/1/53	31,460	31,027
[2,3]	UMBS Pool	5.500%	3/1/53–5/1/54	360,278	360,710
[2,3]	UMBS Pool	6.000%	10/1/53–9/1/54	58,251	59,597
					489,789
Nonconventional Mortgage-Backed Securities (0.2%)
[2,3]	Fannie Mae REMICS	1.250%	2/25/28	2,615	2,530
[2,3]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	43,956	42,263
[2,3]	Fannie Mae REMICS	1.500%	8/25/41	1,383	1,327
[2,3]	Fannie Mae REMICS	1.700%	6/25/43	174	172
[2,3]	Fannie Mae REMICS	2.000%	6/25/43	2,817	2,693
[2,3]	Fannie Mae REMICS	2.500%	8/25/46–10/25/46	24,211	20,042
[2,3]	Fannie Mae REMICS	3.000%	2/25/49	612	593
[2,3]	Fannie Mae REMICS	4.000%	7/25/53	1,281	1,273
[2,3]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	1,928	1,923
[2,3]	Freddie Mac REMICS	3.500%	3/15/31–12/15/46	14,494	13,432
[2,3]	Freddie Mac REMICS	2.000%	9/15/31	2,292	2,255
					88,503
Total U.S. Government and Agency Obligations (Cost $6,629,630)					6,616,905
Asset-Backed/Commercial Mortgage-Backed Securities (2.1%)
[2,4]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	277	268
[2,4]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	108	107
[2,4]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	34,025	32,598
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	42,305	43,506
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	722	710
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	1,776	1,740
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	19,013	15,743
[2,4,5]	BX Trust Class A Series 2021-ARIA, TSFR1M + 1.014%	5.333%	10/15/36	14,465	14,429
[2,4]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	14,568	13,694
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2020-1	1.690%	7/15/60	4,982	4,917
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2020-1A	1.530%	3/15/61	38,386	36,690
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2022-1A	5.970%	8/15/62	3,520	3,534
[2,4]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	12,786	12,657
[2,4]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	16,542	15,272
[2,4]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	25,903	23,085
[2,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	32,289	32,801
[2,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	15,743	15,843
[2,3,5]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, SOFR30A + 6.014%	10.354%	10/25/28	1,132	1,173
[2,4]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	63,482	60,778
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	17,210	13,460
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K516	5.477%	1/25/29	41,561	43,085
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K733	3.750%	8/25/25	9,084	9,040
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	7,200	6,386
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	7,552	6,506
[2,3]	Freddie Mac Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	17,570	16,817
[2]	Ginnie Mae REMICS Class KA Series 2021-215	2.500%	10/20/49	59,810	52,876
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.100%	3/16/29	23,030	23,261
[2,4]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	31,269	32,627
[2,4]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	31,125	29,790
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	29,595	29,972
[2,4]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	4,350	4,176
[2,4]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	6,637	6,332

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	4,592	4,421
[2,4]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	1,511	1,462
[2,4]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	52,205	48,717
[2,4]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	5,963	5,894
[2,4]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2023-1A	5.000%	9/15/48	44,028	43,689
[2,4,5]	RFR Trust Class A Series 2025-SGRM	5.562%	3/11/41	46,291	46,624
[2,4]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	10,525	9,297
[2,4]	Start II Ltd. Class A Series 2019-1	4.089%	3/15/44	7,374	7,300
[2,4]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	20,210	19,137
[2,4]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	36,077	32,360
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/29	19,610	19,649
[2,4]	Vantage Data Centers Issuer LLC Class A2 Series 2020-1A	1.645%	9/15/45	28,188	27,730
[2,4]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	38,425	36,773
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/38	31,924	32,182
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-2A	6.460%	8/18/38	58,989	59,824
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A1 Series 2024-2A	4.870%	6/21/39	19,405	19,469
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,039,887)					1,018,401
Corporate Bonds (41.9%)
Communications (2.3%)
	America Movil SAB de CV	3.625%	4/22/29	25,600	24,564
	America Movil SAB de CV	6.125%	3/30/40	10,010	10,327
	AT&T Inc.	2.750%	6/1/31	71,900	63,908
	AT&T Inc.	5.400%	2/15/34	84,400	85,712
	AT&T Inc.	4.500%	5/15/35	24,405	22,939
	AT&T Inc.	3.500%	6/1/41	3,825	2,948
	AT&T Inc.	4.300%	12/15/42	10,645	8,938
	AT&T Inc.	3.650%	6/1/51	1,686	1,193
	AT&T Inc.	3.650%	9/15/59	26,635	17,958
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	21,136	14,452
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	24,429	15,796
	Comcast Corp.	3.750%	4/1/40	2,300	1,886
	Comcast Corp.	3.969%	11/1/47	37,006	28,580
	Comcast Corp.	2.887%	11/1/51	37,513	22,844
	Comcast Corp.	2.450%	8/15/52	35,080	19,210
	Comcast Corp.	2.937%	11/1/56	149,646	87,876
	Comcast Corp.	2.987%	11/1/63	90,054	50,959
[4]	Cox Communications Inc.	4.800%	2/1/35	58,525	54,005
	Meta Platforms Inc.	4.950%	5/15/33	29,016	29,324
	Meta Platforms Inc.	5.600%	5/15/53	29,815	30,047
	Meta Platforms Inc.	5.400%	8/15/54	19,205	18,820
	Meta Platforms Inc.	5.750%	5/15/63	15,300	15,547
[4]	NBN Co. Ltd.	1.625%	1/8/27	25,935	24,704
[4]	NBN Co. Ltd.	2.625%	5/5/31	38,645	34,399
[4]	NBN Co. Ltd.	2.500%	1/8/32	68,983	59,492
[4]	NTT Finance Corp.	1.162%	4/3/26	76,700	74,255
[4]	NTT Finance Corp.	2.065%	4/3/31	9,240	7,980
	Omnicom Group Inc.	5.300%	11/1/34	9,965	9,949
[4]	Ooredoo International Finance Ltd.	2.625%	4/8/31	45,300	40,282
	Orange SA	9.000%	3/1/31	47,066	56,873
	T-Mobile USA Inc.	2.050%	2/15/28	42,480	39,678
	T-Mobile USA Inc.	3.875%	4/15/30	39,225	37,591
	T-Mobile USA Inc.	2.550%	2/15/31	15,310	13,497
	T-Mobile USA Inc.	2.250%	11/15/31	5,105	4,337
	T-Mobile USA Inc.	3.000%	2/15/41	4,964	3,600
	T-Mobile USA Inc.	4.500%	4/15/50	1,418	1,178
	T-Mobile USA Inc.	3.600%	11/15/60	3,825	2,556
	Verizon Communications Inc.	2.355%	3/15/32	18,739	15,850
	Verizon Communications Inc.	4.812%	3/15/39	46,984	43,790
	Verizon Communications Inc.	3.400%	3/22/41	2,500	1,923
	Verizon Communications Inc.	3.850%	11/1/42	2,400	1,920
	Verizon Communications Inc.	3.000%	11/20/60	4,193	2,479
	Walt Disney Co.	3.500%	5/13/40	27,233	22,099
					1,126,265
Consumer Discretionary (1.4%)
	Amazon.com Inc.	3.600%	4/13/32	75,375	71,008
	Amazon.com Inc.	2.875%	5/12/41	2,100	1,569
	Amazon.com Inc.	4.950%	12/5/44	15,220	14,774
	Amazon.com Inc.	4.050%	8/22/47	1,700	1,411

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	3.950%	4/13/52	16,465	13,107
	Amazon.com Inc.	4.250%	8/22/57	32,895	27,080
	American Honda Finance Corp.	2.300%	9/9/26	17,135	16,619
	American Honda Finance Corp.	2.000%	3/24/28	34,925	32,497
[4]	BMW US Capital LLC	1.250%	8/12/26	28,890	27,654
	Brown University	2.924%	9/1/50	4,695	3,138
[4]	ERAC USA Finance LLC	5.000%	2/15/29	8,020	8,106
[4]	ERAC USA Finance LLC	4.900%	5/1/33	45,457	44,849
[4]	ERAC USA Finance LLC	5.200%	10/30/34	7,610	7,654
[4]	ERAC USA Finance LLC	7.000%	10/15/37	3,775	4,297
[4]	ERAC USA Finance LLC	5.625%	3/15/42	31,000	31,204
[4]	ERAC USA Finance LLC	5.400%	5/1/53	26,850	25,869
	Georgetown University	4.315%	4/1/49	8,323	6,947
	Georgetown University	2.943%	4/1/50	7,605	4,928
	Home Depot Inc.	4.850%	6/25/31	18,010	18,256
	Home Depot Inc.	1.875%	9/15/31	8,465	7,161
	Home Depot Inc.	3.250%	4/15/32	30,653	27,954
	Home Depot Inc.	3.300%	4/15/40	32,073	25,400
	Home Depot Inc.	4.875%	2/15/44	5,600	5,182
	Home Depot Inc.	4.400%	3/15/45	22,390	19,333
	Home Depot Inc.	4.250%	4/1/46	18,668	15,693
	Home Depot Inc.	4.500%	12/6/48	12,020	10,344
	Home Depot Inc.	3.125%	12/15/49	2,435	1,651
	Home Depot Inc.	2.375%	3/15/51	2,435	1,386
	Home Depot Inc.	2.750%	9/15/51	11,970	7,374
	Home Depot Inc.	3.625%	4/15/52	30,835	22,616
	Home Depot Inc.	4.950%	9/15/52	935	858
	Home Depot Inc.	5.300%	6/25/54	17,661	17,029
	Home Depot Inc.	5.400%	6/25/64	3,070	2,952
[4]	Hyundai Capital America	1.650%	9/17/26	36,110	34,574
[2]	Johns Hopkins University	4.083%	7/1/53	6,980	5,747
	Lowe's Cos. Inc.	3.100%	5/3/27	90,000	87,520
[2]	Northeastern University	2.894%	10/1/50	8,570	5,655
[2]	Northwestern University	2.640%	12/1/50	735	462
	Thomas Jefferson University	3.847%	11/1/57	3,640	2,605
	Trustees of Princeton University	2.516%	7/1/50	1,824	1,146
	Trustees of Princeton University	4.201%	3/1/52	1,968	1,670
	Trustees of the University of Pennsylvania	2.396%	10/1/50	5,637	3,356
[2]	University of Chicago	2.761%	4/1/45	9,540	7,304
	University of Southern California	4.976%	10/1/53	15,670	14,651
	Yale University	2.402%	4/15/50	1,245	749
					691,339
Consumer Staples (1.8%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	19,960	19,249
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	66,766	61,565
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	825	837
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	41,888	39,440
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	44,482	44,491
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	2,451	2,524
	BAT Capital Corp.	4.390%	8/15/37	4,500	3,947
	BAT Capital Corp.	7.079%	8/2/43	11,080	12,091
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	22,153	22,638
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	9,722	9,948
[4]	Danone SA	2.947%	11/2/26	68,785	67,155
	Diageo Capital plc	2.375%	10/24/29	14,420	13,176
	Diageo Capital plc	2.000%	4/29/30	11,315	9,989
	Kenvue Inc.	5.000%	3/22/30	33,735	34,413
	Kenvue Inc.	5.100%	3/22/43	15,210	14,621
	Kenvue Inc.	5.050%	3/22/53	12,140	11,372
[4]	Mars Inc.	4.800%	3/1/30	25,345	25,500
[4]	Mars Inc.	5.200%	3/1/35	21,060	21,166
[4]	Mars Inc.	5.650%	5/1/45	14,505	14,536
[4]	Mars Inc.	5.700%	5/1/55	21,305	21,270
	Molson Coors Beverage Co.	3.000%	7/15/26	50,000	49,074
	Philip Morris International Inc.	5.125%	11/17/27	34,170	34,748
	Philip Morris International Inc.	5.625%	11/17/29	21,285	22,191
	Philip Morris International Inc.	5.125%	2/15/30	107,883	110,033
	Philip Morris International Inc.	5.125%	2/13/31	11,665	11,855
	Philip Morris International Inc.	4.750%	11/1/31	18,095	18,044

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	5.375%	2/15/33	83,514	85,139
	Philip Morris International Inc.	5.250%	2/13/34	16,435	16,583
	Philip Morris International Inc.	4.375%	11/15/41	6,383	5,495
	Philip Morris International Inc.	4.500%	3/20/42	17,272	15,148
	Philip Morris International Inc.	4.125%	3/4/43	13,565	11,174
	Philip Morris International Inc.	4.875%	11/15/43	15,078	13,701
	Philip Morris International Inc.	4.250%	11/10/44	19,410	16,225
					859,338
Energy (2.4%)
	BP Capital Markets America Inc.	1.749%	8/10/30	23,705	20,462
	BP Capital Markets America Inc.	2.721%	1/12/32	54,484	47,805
	BP Capital Markets America Inc.	4.812%	2/13/33	38,735	38,102
	BP Capital Markets America Inc.	4.893%	9/11/33	39,620	39,042
	BP Capital Markets America Inc.	5.227%	11/17/34	37,215	37,404
	BP Capital Markets America Inc.	2.772%	11/10/50	17,760	10,879
	BP Capital Markets America Inc.	2.939%	6/4/51	12,550	7,902
	BP Capital Markets America Inc.	3.001%	3/17/52	44,080	27,921
	BP Capital Markets America Inc.	3.379%	2/8/61	19,795	12,764
	Cheniere Energy Partners LP	5.950%	6/30/33	19,460	19,993
[4]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/31	7,195	7,107
[4]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	4,070	4,060
[4]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	11,685	12,150
[4]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/33	3,825	3,951
[4]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	39,029	40,627
[4]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/53	825	866
	ConocoPhillips Co.	3.758%	3/15/42	11,185	8,926
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	18,205
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	14,190	12,658
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	7,003	5,965
[4]	EIG Pearl Holdings Sarl	3.545%	8/31/36	19,886	17,444
[4]	EIG Pearl Holdings Sarl	4.387%	11/30/46	24,880	19,762
	Enbridge Inc.	6.700%	11/15/53	10,606	11,482
	Energy Transfer LP	5.200%	4/1/30	9,459	9,565
	Energy Transfer LP	6.550%	12/1/33	16,575	17,731
	Energy Transfer LP	5.550%	5/15/34	1,100	1,099
	Energy Transfer LP	5.350%	5/15/45	4,335	3,894
	Energy Transfer LP	6.125%	12/15/45	4,200	4,129
	Energy Transfer LP	5.300%	4/15/47	5,600	4,961
	Energy Transfer LP	5.400%	10/1/47	16,385	14,671
	Energy Transfer LP	5.950%	5/15/54	14,405	13,771
	Energy Transfer LP	6.200%	4/1/55	18,022	17,879
[4]	Eni SpA	5.950%	5/15/54	19,305	18,900
	Enterprise Products Operating LLC	4.900%	5/15/46	5,000	4,508
	Equinor ASA	3.125%	4/6/30	59,622	55,899
	Exxon Mobil Corp.	2.610%	10/15/30	34,445	31,271
	Exxon Mobil Corp.	4.114%	3/1/46	7,945	6,541
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	38,680	34,007
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	34,400	28,052
[4]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/36	14,255	14,424
[2,4]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	6,563	6,717
[2,4]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	27,045	28,169
[2,4]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	23,730	23,764
	MPLX LP	2.650%	8/15/30	5,855	5,216
	ONEOK Inc.	5.650%	11/1/28	10,600	10,920
	ONEOK Inc.	4.750%	10/15/31	19,180	18,805
	ONEOK Inc.	6.050%	9/1/33	786	817
[4]	QatarEnergy	3.125%	7/12/41	23,670	17,675
[4]	Schlumberger Holdings Corp.	3.900%	5/17/28	20,724	20,399
[4]	Schlumberger Holdings Corp.	5.000%	11/15/29	12,140	12,306
	Shell Finance US Inc.	4.125%	5/11/35	40,575	37,987
	Shell Finance US Inc.	4.550%	8/12/43	2,400	2,130
	Shell Finance US Inc.	4.375%	5/11/45	93,211	79,334
	Shell International Finance BV	5.500%	3/25/40	10,795	10,968
	Shell International Finance BV	3.000%	11/26/51	47,570	30,890
	Suncor Energy Inc.	5.950%	12/1/34	13,000	13,452
	Targa Resources Corp.	6.150%	3/1/29	9,835	10,285
	Targa Resources Corp.	5.550%	8/15/35	33,905	33,828
	Targa Resources Corp.	6.125%	5/15/55	26,975	26,821
	TotalEnergies Capital SA	5.150%	4/5/34	16,960	17,156

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TotalEnergies Capital SA	5.488%	4/5/54	12,510	12,096
	TotalEnergies Capital SA	5.275%	9/10/54	12,425	11,711
	TotalEnergies Capital SA	5.638%	4/5/64	18,665	18,228
	TotalEnergies Capital SA	5.425%	9/10/64	16,450	15,467
	TransCanada PipeLines Ltd.	4.100%	4/15/30	8,385	8,069
[4]	Whistler Pipeline LLC	5.400%	9/30/29	6,430	6,482
[4]	Whistler Pipeline LLC	5.700%	9/30/31	4,820	4,880
					1,191,351
Financials (18.5%)
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	32,130	32,909
[4]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/31	32,900	32,074
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/34	50,695	52,608
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	1,410	1,248
[4]	AIB Group plc	5.871%	3/28/35	5,785	5,884
	Allstate Corp.	5.250%	3/30/33	17,610	17,827
	Allstate Corp.	5.550%	5/9/35	6,152	6,307
	Allstate Corp.	3.850%	8/10/49	4,153	3,116
	American Express Co.	6.489%	10/30/31	9,945	10,730
	American Express Co.	5.043%	5/1/34	66,296	66,205
	American Express Co.	5.625%	7/28/34	825	839
	American Express Co.	5.915%	4/25/35	1,100	1,127
	American Express Co.	5.284%	7/26/35	4,500	4,494
	American International Group Inc.	6.250%	5/1/36	8,338	8,887
	American International Group Inc.	4.800%	7/10/45	9,065	8,122
	American International Group Inc.	4.750%	4/1/48	10,840	9,551
	Ameriprise Financial Inc.	5.700%	12/15/28	7,333	7,624
	Ameriprise Financial Inc.	4.500%	5/13/32	14,270	13,929
	Ameriprise Financial Inc.	5.150%	5/15/33	6,695	6,744
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	13,420	13,004
	Arthur J Gallagher & Co.	5.150%	2/15/35	6,445	6,390
[4]	Athene Global Funding	5.349%	7/9/27	30,160	30,577
[4]	Athene Global Funding	1.985%	8/19/28	700	638
[4]	Athene Global Funding	2.717%	1/7/29	42,315	39,101
[4]	Athene Global Funding	5.583%	1/9/29	25,540	26,071
[4]	Athene Global Funding	4.721%	10/8/29	33,794	33,360
[4]	Athene Global Funding	5.380%	1/7/30	34,978	35,448
[4]	Aviation Capital Group LLC	1.950%	9/20/26	23,950	22,994
	Banco Santander SA	5.365%	7/15/28	27,600	27,989
	Banco Santander SA	2.749%	12/3/30	10,200	8,862
	Bank of America Corp.	3.559%	4/23/27	41,870	41,412
	Bank of America Corp.	3.593%	7/21/28	35,495	34,732
	Bank of America Corp.	3.419%	12/20/28	48,603	47,093
	Bank of America Corp.	5.202%	4/25/29	4,500	4,571
	Bank of America Corp.	4.271%	7/23/29	72,640	71,779
	Bank of America Corp.	3.974%	2/7/30	69,430	67,526
	Bank of America Corp.	3.194%	7/23/30	33,250	31,181
	Bank of America Corp.	5.162%	1/24/31	35,115	35,594
	Bank of America Corp.	2.496%	2/13/31	99,085	88,955
	Bank of America Corp.	2.687%	4/22/32	31,625	27,837
	Bank of America Corp.	2.572%	10/20/32	21,500	18,543
	Bank of America Corp.	5.015%	7/22/33	3,915	3,898
	Bank of America Corp.	5.872%	9/15/34	5,105	5,323
	Bank of America Corp.	5.511%	1/24/36	26,815	27,292
	Bank of America Corp.	6.110%	1/29/37	30,000	31,140
	Bank of America Corp.	3.846%	3/8/37	50,484	45,259
	Bank of America Corp.	5.875%	2/7/42	8,770	9,177
	Bank of America Corp.	3.311%	4/22/42	25,000	18,923
	Bank of America Corp.	5.000%	1/21/44	24,180	22,657
	Bank of America Corp.	3.946%	1/23/49	5,290	4,117
	Bank of America Corp.	4.330%	3/15/50	48,915	40,186
	Bank of America Corp.	2.972%	7/21/52	29,030	18,582
	Bank of New York Mellon Corp.	5.148%	5/22/26	17,505	17,517
	Bank of New York Mellon Corp.	5.834%	10/25/33	24,651	25,919
	Bank of New York Mellon Corp.	4.706%	2/1/34	14,775	14,437
	Bank of New York Mellon Corp.	4.967%	4/26/34	32,713	32,407
	Bank of Nova Scotia	2.700%	8/3/26	60,225	58,859
	Bank of Nova Scotia	5.350%	12/7/26	52,930	53,661
	Bank of Nova Scotia	1.950%	2/2/27	12,170	11,680
[4]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	33,875	32,425

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Banque Federative du Credit Mutuel SA	5.538%	1/22/30	32,665	33,658
	Barclays plc	2.852%	5/7/26	9,735	9,715
	Barclays plc	5.086%	2/25/29	25,575	25,741
[4]	Beacon Funding Trust	6.266%	8/15/54	35,870	35,698
	BlackRock Funding Inc.	5.350%	1/8/55	12,960	12,609
	Blackrock Inc.	2.100%	2/25/32	20,194	17,118
	Blackrock Inc.	4.750%	5/25/33	34,327	34,265
[4]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	19,945	17,002
[4]	BNP Paribas SA	1.323%	1/13/27	20,420	19,882
[4]	BNP Paribas SA	3.500%	11/16/27	74,220	72,013
[4]	BNP Paribas SA	2.591%	1/20/28	58,145	55,970
[4]	BNP Paribas SA	5.335%	6/12/29	20,000	20,346
[4]	BNP Paribas SA	5.786%	1/13/33	31,620	32,326
[4]	BPCE SA	2.045%	10/19/27	24,910	23,892
[4]	BPCE SA	3.500%	10/23/27	64,900	62,820
[4]	BPCE SA	5.281%	5/30/29	7,710	7,839
[4]	BPCE SA	2.700%	10/1/29	48,550	44,349
[4]	BPCE SA	5.876%	1/14/31	15,345	15,717
[4]	BPCE SA	7.003%	10/19/34	825	898
[4]	BPCE SA	5.936%	5/30/35	8,555	8,633
[4]	Brighthouse Financial Global Funding	1.550%	5/24/26	37,050	35,736
[4]	Brighthouse Financial Global Funding	2.000%	6/28/28	27,235	24,830
[4]	Brighthouse Financial Global Funding	5.650%	6/10/29	33,368	33,897
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	29,945	30,376
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	25,435	25,406
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	30,090	29,785
	Capital One Financial Corp.	7.149%	10/29/27	14,255	14,778
	Capital One Financial Corp.	6.312%	6/8/29	3,831	3,981
	Capital One Financial Corp.	5.700%	2/1/30	3,740	3,820
	Capital One Financial Corp.	7.624%	10/30/31	6,325	7,038
	Capital One Financial Corp.	5.817%	2/1/34	6,750	6,799
	Capital One Financial Corp.	6.377%	6/8/34	59,015	61,618
	Capital One Financial Corp.	6.051%	2/1/35	36,089	36,833
	Capital One Financial Corp.	5.884%	7/26/35	19,807	19,974
	Capital One Financial Corp.	6.183%	1/30/36	11,250	11,204
	Charles Schwab Corp.	3.200%	3/2/27	14,840	14,537
	Charles Schwab Corp.	2.000%	3/20/28	30,339	28,328
	Chubb INA Holdings LLC	4.350%	11/3/45	18,616	15,950
	Citigroup Inc.	1.462%	6/9/27	90,770	87,419
	Citigroup Inc.	4.125%	7/25/28	8,695	8,553
	Citigroup Inc.	3.520%	10/27/28	33,358	32,420
	Citigroup Inc.	5.174%	2/13/30	4,500	4,553
	Citigroup Inc.	3.878%	1/24/39	37,225	31,423
	Citigroup Inc.	5.875%	1/30/42	7,460	7,634
	Citigroup Inc.	2.904%	11/3/42	19,070	13,409
	Citigroup Inc.	5.300%	5/6/44	12,142	11,318
	Citizens Financial Group Inc.	5.841%	1/23/30	5,170	5,308
[4]	CNO Global Funding	5.875%	6/4/27	29,098	29,842
[4]	CNO Global Funding	4.875%	12/10/27	5,710	5,722
[4]	CNO Global Funding	2.650%	1/6/29	22,195	20,525
[4]	Commonwealth Bank of Australia	5.071%	9/14/28	35,285	36,181
[4]	Commonwealth Bank of Australia	2.688%	3/11/31	70,000	61,072
[4]	Cooperatieve Rabobank UA	1.106%	2/24/27	50,065	48,505
[4]	Cooperatieve Rabobank UA	4.655%	8/22/28	42,315	42,251
	Corebridge Financial Inc.	3.900%	4/5/32	24,463	22,602
	Corebridge Financial Inc.	6.050%	9/15/33	7,560	7,868
	Corebridge Financial Inc.	4.350%	4/5/42	5,430	4,543
	Corebridge Financial Inc.	4.400%	4/5/52	6,265	5,017
[4]	Corebridge Global Funding	5.750%	7/2/26	17,540	17,801
[4]	Corebridge Global Funding	5.900%	9/19/28	8,200	8,510
[4]	Corebridge Global Funding	5.200%	1/12/29	21,620	21,978
[4]	Corebridge Global Funding	5.200%	6/24/29	28,580	29,056
[4]	Credit Agricole SA	5.589%	7/5/26	39,945	40,479
[4]	Credit Agricole SA	4.631%	9/11/28	27,255	27,170
[4]	Credit Agricole SA	6.316%	10/3/29	7,398	7,735
[4]	Danske Bank A/S	1.621%	9/11/26	30,135	29,719
[4]	Danske Bank A/S	6.259%	9/22/26	33,405	33,638
[4]	Danske Bank A/S	1.549%	9/10/27	55,390	53,064
[4]	Danske Bank A/S	5.705%	3/1/30	4,510	4,636
	Deutsche Bank AG	6.720%	1/18/29	3,555	3,717

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	6.819%	11/20/29	6,535	6,931
[4]	DNB Bank ASA	1.535%	5/25/27	51,450	49,718
[4]	DNB Bank ASA	1.605%	3/30/28	45,295	42,757
[4]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,910	25,849
[4]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,195	11,662
[4]	Equitable Financial Life Global Funding	1.400%	8/27/27	33,510	31,110
[4]	Equitable Financial Life Global Funding	1.800%	3/8/28	30,265	27,986
[4]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/28	33,100	34,061
[4]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/29	48,480	49,433
	Fifth Third Bancorp	4.055%	4/25/28	24,480	24,173
[4]	Five Corners Funding Trust III	5.791%	2/15/33	26,645	27,482
[4]	Five Corners Funding Trust IV	5.997%	2/15/53	48,671	49,380
[4]	GA Global Funding Trust	4.400%	9/23/27	28,900	28,731
[4]	GA Global Funding Trust	5.500%	1/8/29	14,414	14,699
[4]	GA Global Funding Trust	5.200%	12/9/31	13,185	13,112
[4]	GA Global Funding Trust	5.900%	1/13/35	13,193	13,359
	Goldman Sachs Group Inc.	3.500%	11/16/26	28,000	27,558
	Goldman Sachs Group Inc.	1.431%	3/9/27	17,585	17,055
	Goldman Sachs Group Inc.	1.542%	9/10/27	43,275	41,386
	Goldman Sachs Group Inc.	3.691%	6/5/28	22,025	21,595
	Goldman Sachs Group Inc.	3.814%	4/23/29	69,185	67,548
	Goldman Sachs Group Inc.	4.223%	5/1/29	50,790	50,083
	Goldman Sachs Group Inc.	3.800%	3/15/30	21,120	20,205
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,650	77,368
	Goldman Sachs Group Inc.	2.383%	7/21/32	93,002	79,637
	Goldman Sachs Group Inc.	2.650%	10/21/32	24,510	21,180
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,700	21,821
	Goldman Sachs Group Inc.	3.210%	4/22/42	10,000	7,382
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	17,697
	HSBC Holdings plc	5.887%	8/14/27	43,923	44,608
	HSBC Holdings plc	4.041%	3/13/28	10,520	10,389
	HSBC Holdings plc	5.597%	5/17/28	72,900	74,064
	HSBC Holdings plc	2.013%	9/22/28	10,000	9,351
	HSBC Holdings plc	7.390%	11/3/28	36,110	38,375
	HSBC Holdings plc	4.899%	3/3/29	24,235	24,285
	HSBC Holdings plc	4.583%	6/19/29	15,190	15,053
	HSBC Holdings plc	2.357%	8/18/31	62,305	54,245
	HSBC Holdings plc	7.625%	5/17/32	15,800	17,948
	HSBC Holdings plc	6.500%	5/2/36	19,800	20,958
	HSBC Holdings plc	6.100%	1/14/42	18,700	19,799
	Huntington National Bank	4.552%	5/17/28	17,175	17,142
	ING Groep NV	3.950%	3/29/27	31,310	30,937
	ING Groep NV	1.726%	4/1/27	33,125	32,169
	Intercontinental Exchange Inc.	4.350%	6/15/29	17,315	17,186
	Intercontinental Exchange Inc.	1.850%	9/15/32	16,125	13,114
	Intercontinental Exchange Inc.	2.650%	9/15/40	6,100	4,381
	Intercontinental Exchange Inc.	3.000%	6/15/50	62,403	40,660
	Intercontinental Exchange Inc.	4.950%	6/15/52	36,333	32,908
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,695	16,790
[4]	Jackson National Life Global Funding	5.550%	7/2/27	16,565	16,873
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	9,266
	JPMorgan Chase & Co.	4.851%	7/25/28	4,500	4,526
	JPMorgan Chase & Co.	2.069%	6/1/29	14,530	13,451
	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	39,707
	JPMorgan Chase & Co.	5.012%	1/23/30	4,500	4,548
	JPMorgan Chase & Co.	3.702%	5/6/30	18,940	18,206
	JPMorgan Chase & Co.	4.603%	10/22/30	36,975	36,697
	JPMorgan Chase & Co.	5.140%	1/24/31	13,305	13,518
	JPMorgan Chase & Co.	1.953%	2/4/32	17,965	15,277
	JPMorgan Chase & Co.	2.580%	4/22/32	22,175	19,481
	JPMorgan Chase & Co.	3.109%	4/22/41	38,075	28,772
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	71,369
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	16,195
	JPMorgan Chase & Co.	3.157%	4/22/42	19,440	14,498
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	13,486
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	10,927
	JPMorgan Chase & Co.	3.964%	11/15/48	170,360	134,090
	JPMorgan Chase & Co.	3.109%	4/22/51	38,610	25,674
[4]	KBC Group NV	5.796%	1/19/29	4,168	4,281
[4]	KBC Group NV	6.324%	9/21/34	24,030	25,418

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Liberty Mutual Group Inc.	4.569%	2/1/29	7,604	7,544
[4]	Liberty Mutual Group Inc.	5.500%	6/15/52	28,825	26,690
[4]	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	21,769
	Lloyds Banking Group plc	5.087%	11/26/28	19,690	19,866
[4]	Lseg US Fin Corp.	5.297%	3/28/34	7,265	7,338
[4]	LSEGA Financing plc	1.375%	4/6/26	97,795	94,797
[4]	LSEGA Financing plc	2.000%	4/6/28	63,125	58,718
[4]	LSEGA Financing plc	2.500%	4/6/31	8,747	7,666
	M&T Bank Corp.	7.413%	10/30/29	17,831	19,199
[4]	Macquarie Group Ltd.	1.935%	4/14/28	42,250	39,966
[4]	Macquarie Group Ltd.	2.871%	1/14/33	28,815	24,799
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	59,086	59,163
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	10,280	6,448
[4]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	19,410	11,789
[4]	Met Tower Global Funding	5.250%	4/12/29	9,525	9,748
	MetLife Inc.	4.125%	8/13/42	5,300	4,457
	MetLife Inc.	4.875%	11/13/43	17,500	15,979
[4]	Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	29,503
[4]	Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	41,793
[4]	Metropolitan Life Global Funding I	4.300%	8/25/29	23,695	23,284
[4]	Metropolitan Life Global Funding I	2.400%	1/11/32	61,345	52,430
[4]	Metropolitan Life Global Funding I	5.150%	3/28/33	16,670	16,709
[4]	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	25,446
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	24,105	24,327
	Morgan Stanley	3.125%	7/27/26	36,950	36,312
	Morgan Stanley	4.350%	9/8/26	15,000	14,931
	Morgan Stanley	3.625%	1/20/27	31,000	30,657
	Morgan Stanley	3.772%	1/24/29	56,830	55,571
	Morgan Stanley	5.230%	1/15/31	22,260	22,613
	Morgan Stanley	2.699%	1/22/31	72,345	65,589
	Morgan Stanley	7.250%	4/1/32	51,100	58,148
	Morgan Stanley	2.239%	7/21/32	9,815	8,337
	Morgan Stanley	2.511%	10/20/32	90,340	77,518
	Morgan Stanley	2.943%	1/21/33	31,085	27,246
	Morgan Stanley	5.466%	1/18/35	9,260	9,372
	Morgan Stanley	5.587%	1/18/36	12,705	12,968
	Morgan Stanley	2.484%	9/16/36	48,680	40,317
	Morgan Stanley	5.297%	4/20/37	14,345	14,056
	Morgan Stanley	5.948%	1/19/38	50,276	50,742
	Morgan Stanley	4.300%	1/27/45	24,705	20,801
[4]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/30	14,450	14,507
	Nasdaq Inc.	5.550%	2/15/34	16,164	16,575
	Nasdaq Inc.	3.950%	3/7/52	8,867	6,787
	Nasdaq Inc.	5.950%	8/15/53	14,500	14,710
	Nasdaq Inc.	6.100%	6/28/63	4,495	4,564
	National Australia Bank Ltd.	3.905%	6/9/27	60,000	59,499
[4]	National Australia Bank Ltd.	5.134%	11/28/28	47,132	48,472
[4]	National Australia Bank Ltd.	2.332%	8/21/30	83,980	73,011
[4]	National Securities Clearing Corp.	5.100%	11/21/27	54,105	55,153
[4]	Nationwide Financial Services Inc.	3.900%	11/30/49	47,630	35,911
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	66,415	50,615
	NatWest Group plc	1.642%	6/14/27	30,570	29,493
[4]	NBK SPC Ltd.	1.625%	9/15/27	67,250	64,183
[4]	New York Life Global Funding	5.000%	1/9/34	35,520	35,525
[4]	New York Life Insurance Co.	5.875%	5/15/33	44,785	46,819
[4]	New York Life Insurance Co.	3.750%	5/15/50	17,810	13,107
[4]	New York Life Insurance Co.	4.450%	5/15/69	14,535	11,314
[4]	Nordea Bank Abp	1.500%	9/30/26	65,000	62,170
[4]	Northwestern Mutual Global Funding	5.160%	5/28/31	23,720	24,174
[4]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	28,508	21,772
[4]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,060	6,126
[4]	Nuveen LLC	5.550%	1/15/30	3,630	3,738
[4]	Nuveen LLC	5.850%	4/15/34	8,225	8,404
[4]	Pacific LifeCorp.	5.400%	9/15/52	29,000	27,459
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	44,935	46,147
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/28	40,085	41,045
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	36,460	37,829
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	3/30/29	5,220	5,319
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/30	12,180	12,329
	PNC Bank NA	3.100%	10/25/27	42,485	41,158

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Bank NA	3.250%	1/22/28	30,960	29,996
[4]	Pricoa Global Funding I	5.100%	5/30/28	33,652	34,349
[4]	Pricoa Global Funding I	4.650%	8/27/31	16,396	16,235
[4]	Principal Life Global Funding II	2.500%	9/16/29	40,665	37,363
	Progressive Corp.	4.950%	6/15/33	53,892	54,093
	Progressive Corp.	4.125%	4/15/47	9,270	7,582
[4]	Protective Life Global Funding	4.714%	7/6/27	30,000	30,149
[4]	Protective Life Global Funding	5.432%	1/14/32	16,415	16,830
	Prudential Financial Inc.	3.000%	3/10/40	8,200	6,156
[4]	RGA Global Funding	2.700%	1/18/29	32,500	30,355
[4]	RGA Global Funding	5.448%	5/24/29	16,445	16,867
[4]	RGA Global Funding	5.250%	1/9/30	21,980	22,358
[4]	RGA Global Funding	5.500%	1/11/31	14,750	15,171
[4]	RGA Global Funding	5.050%	12/6/31	32,570	32,475
	Royal Bank of Canada	5.000%	2/1/33	37,098	37,000
	S&P Global Inc.	2.700%	3/1/29	6,613	6,195
[4]	Standard Chartered plc	6.301%	1/9/29	27,400	28,373
[4]	Standard Chartered plc	5.545%	1/21/29	36,640	37,257
[4]	Standard Chartered plc	5.005%	10/15/30	9,415	9,386
	State Street Corp.	4.821%	1/26/34	14,895	14,628
	State Street Corp.	5.146%	2/28/36	21,785	21,839
[4]	Svenska Handelsbanken AB	1.418%	6/11/27	65,775	63,364
[4]	Swedbank AB	6.136%	9/12/26	32,595	33,339
[4]	Swedbank AB	4.998%	11/20/29	36,525	37,006
[4]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	28,400	25,502
[4]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	42,865	34,871
	Truist Financial Corp.	3.700%	6/5/25	48,000	47,938
	UBS AG	1.250%	6/1/26	60,465	58,322
	UBS AG	7.500%	2/15/28	22,042	23,735
	UBS AG	5.650%	9/11/28	44,090	45,560
[4]	UBS Group AG	1.494%	8/10/27	40,025	38,343
[4]	UBS Group AG	3.869%	1/12/29	11,050	10,798
[4]	UBS Group AG	5.617%	9/13/30	30,555	31,342
[4]	UBS Group AG	3.091%	5/14/32	42,560	37,919
[4]	UBS Group AG	6.537%	8/12/33	18,710	20,027
[4]	UBS Group AG	6.301%	9/22/34	22,995	24,447
[4]	UBS Group AG	3.179%	2/11/43	29,380	21,400
[4]	UniCredit SpA	1.982%	6/3/27	37,130	35,896
[4]	UniCredit SpA	3.127%	6/3/32	33,730	30,028
	Wachovia Corp.	6.605%	10/1/25	15,000	15,114
	Wells Fargo & Co.	3.000%	4/22/26	24,915	24,562
	Wells Fargo & Co.	3.000%	10/23/26	6,435	6,292
	Wells Fargo & Co.	3.196%	6/17/27	30,000	29,510
	Wells Fargo & Co.	3.526%	3/24/28	70,000	68,576
	Wells Fargo & Co.	6.303%	10/23/29	33,470	35,184
	Wells Fargo & Co.	2.879%	10/30/30	28,045	25,846
	Wells Fargo & Co.	5.244%	1/24/31	17,375	17,662
	Wells Fargo & Co.	2.572%	2/11/31	95,175	85,811
	Wells Fargo & Co.	3.350%	3/2/33	21,795	19,544
	Wells Fargo & Co.	4.897%	7/25/33	109,912	108,337
	Wells Fargo & Co.	5.211%	12/3/35	10,125	10,049
	Wells Fargo & Co.	5.606%	1/15/44	34,961	33,438
	Wells Fargo & Co.	4.650%	11/4/44	20,735	17,582
	Wells Fargo & Co.	4.900%	11/17/45	16,060	13,920
	Wells Fargo & Co.	4.400%	6/14/46	36,200	29,198
	Wells Fargo & Co.	4.750%	12/7/46	38,790	32,694
	Wells Fargo & Co.	4.611%	4/25/53	58,110	49,323
					9,047,627
Health Care (3.6%)
	AbbVie Inc.	4.950%	3/15/31	19,235	19,538
	AbbVie Inc.	5.200%	3/15/35	14,425	14,659
	AbbVie Inc.	5.350%	3/15/44	15,873	15,715
	AbbVie Inc.	4.850%	6/15/44	4,300	3,978
	AbbVie Inc.	4.700%	5/14/45	1,300	1,172
	AbbVie Inc.	5.400%	3/15/54	33,057	32,475
	AbbVie Inc.	5.600%	3/15/55	7,910	7,983
	AdventHealth Obligated Group	2.795%	11/15/51	21,620	13,573
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	17,670	15,750
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	19,220	12,835

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Alcon Finance Corp.	2.750%	9/23/26	5,645	5,499
[4]	Alcon Finance Corp.	2.600%	5/27/30	8,540	7,686
[4]	Alcon Finance Corp.	5.375%	12/6/32	10,270	10,436
[4]	Alcon Finance Corp.	3.800%	9/23/49	8,670	6,464
[4]	Alcon Finance Corp.	5.750%	12/6/52	4,280	4,268
	Ascension Health	2.532%	11/15/29	48,025	44,084
[2]	Ascension Health	4.847%	11/15/53	1,950	1,789
	AstraZeneca plc	4.000%	1/17/29	23,315	23,032
	Banner Health	2.907%	1/1/42	12,150	8,834
[4]	Bayer US Finance II LLC	4.250%	12/15/25	23,781	23,662
[4]	Bayer US Finance II LLC	5.500%	7/30/35	15,000	14,509
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	7,560	4,827
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	19,830	19,681
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,675	16,835
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,525	9,941
	Bristol-Myers Squibb Co.	3.400%	7/26/29	9,086	8,715
	Bristol-Myers Squibb Co.	3.550%	3/15/42	49,805	39,153
	Bristol-Myers Squibb Co.	5.500%	2/22/44	4,270	4,250
	Bristol-Myers Squibb Co.	4.250%	10/26/49	15,145	12,363
	Bristol-Myers Squibb Co.	2.550%	11/13/50	10,415	6,131
	Bristol-Myers Squibb Co.	5.550%	2/22/54	1,100	1,084
	Bristol-Myers Squibb Co.	5.650%	2/22/64	36,000	35,279
	Children's Hospital Corp.	2.585%	2/1/50	5,670	3,439
	CommonSpirit Health	3.347%	10/1/29	44,950	42,311
	CommonSpirit Health	2.782%	10/1/30	22,715	20,415
	CommonSpirit Health	5.205%	12/1/31	35,195	35,515
[2]	CommonSpirit Health	4.350%	11/1/42	21,485	17,991
	CommonSpirit Health	3.910%	10/1/50	2,570	1,898
	Cottage Health Obligated Group	3.304%	11/1/49	10,000	7,093
[4]	CSL Finance plc	4.250%	4/27/32	43,415	41,492
[4]	CSL Finance plc	4.750%	4/27/52	4,415	3,844
	CVS Health Corp.	1.750%	8/21/30	4,915	4,160
	CVS Health Corp.	4.875%	7/20/35	15,315	14,374
[2,4]	CVS Pass Through Trust	5.926%	1/10/34	9,218	9,261
	Elevance Health Inc.	2.550%	3/15/31	31,185	27,561
	Elevance Health Inc.	5.500%	10/15/32	15,105	15,584
	Eli Lilly & Co.	4.875%	2/27/53	8,855	8,140
	Eli Lilly & Co.	5.050%	8/14/54	11,450	10,814
	Eli Lilly & Co.	4.950%	2/27/63	7,695	7,001
	Eli Lilly & Co.	5.200%	8/14/64	3,875	3,668
	Gilead Sciences Inc.	2.600%	10/1/40	2,088	1,487
	Gilead Sciences Inc.	4.500%	2/1/45	32,902	28,664
	HCA Inc.	6.000%	4/1/54	9,985	9,664
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,815	8,121
	Inova Health System Foundation	4.068%	5/15/52	14,145	11,371
	Kaiser Foundation Hospitals	3.150%	5/1/27	10,994	10,738
	Kaiser Foundation Hospitals	2.810%	6/1/41	39,420	28,277
	Kaiser Foundation Hospitals	4.150%	5/1/47	13,000	10,792
	Kaiser Foundation Hospitals	3.002%	6/1/51	38,650	25,111
	Mass General Brigham Inc.	3.192%	7/1/49	32,645	22,518
	Mass General Brigham Inc.	3.342%	7/1/60	31,285	20,680
	Mayo Clinic	4.128%	11/15/52	6,465	5,320
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	11,043
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	20,260	13,336
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	3,415	2,761
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	4,836
	Merck & Co. Inc.	4.150%	5/18/43	28,405	24,194
	Merck & Co. Inc.	4.900%	5/17/44	25,000	23,466
	Novartis Capital Corp.	4.400%	5/6/44	21,485	19,166
	OhioHealth Corp.	2.297%	11/15/31	12,575	10,939
	Pfizer Inc.	3.450%	3/15/29	8,025	7,765
	Pfizer Inc.	1.700%	5/28/30	9,100	7,941
	Pfizer Inc.	4.100%	9/15/38	52,715	46,874
	Pfizer Inc.	2.550%	5/28/40	230	163
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	18,770	18,564
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	13,500	12,865
	Piedmont Healthcare Inc.	2.044%	1/1/32	8,750	7,308
	Piedmont Healthcare Inc.	2.719%	1/1/42	8,750	6,120
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,625	7,215
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	10,125	9,868

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	25,655	23,359
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	14,415	14,540
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	12,030	9,098
	Royalty Pharma plc	5.400%	9/2/34	7,680	7,583
	Royalty Pharma plc	3.550%	9/2/50	48,265	32,250
	Royalty Pharma plc	5.900%	9/2/54	9,065	8,668
	SSM Health Care Corp.	3.823%	6/1/27	41,615	40,979
	Sutter Health	2.294%	8/15/30	10,490	9,310
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	44,728	45,202
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	4,050	3,023
	Toledo Hospital	5.750%	11/15/38	8,690	8,683
	UnitedHealth Group Inc.	3.850%	6/15/28	10,000	9,859
	UnitedHealth Group Inc.	2.000%	5/15/30	11,275	9,963
	UnitedHealth Group Inc.	2.300%	5/15/31	2,100	1,838
	UnitedHealth Group Inc.	4.950%	1/15/32	31,505	31,701
	UnitedHealth Group Inc.	6.625%	11/15/37	20,000	22,458
	UnitedHealth Group Inc.	3.500%	8/15/39	7,300	5,937
	UnitedHealth Group Inc.	2.750%	5/15/40	12,760	9,202
	UnitedHealth Group Inc.	5.950%	2/15/41	8,690	9,021
	UnitedHealth Group Inc.	3.050%	5/15/41	27,591	20,309
	UnitedHealth Group Inc.	4.625%	11/15/41	36,010	32,282
	UnitedHealth Group Inc.	4.250%	3/15/43	31,000	26,378
	UnitedHealth Group Inc.	5.500%	7/15/44	16,005	15,762
	UnitedHealth Group Inc.	4.750%	7/15/45	12,296	10,988
	UnitedHealth Group Inc.	4.200%	1/15/47	8,345	6,791
	UnitedHealth Group Inc.	3.750%	10/15/47	4,870	3,670
	UnitedHealth Group Inc.	4.250%	6/15/48	12,545	10,178
	UnitedHealth Group Inc.	4.450%	12/15/48	4,890	4,079
	UnitedHealth Group Inc.	3.700%	8/15/49	40,900	30,005
	UnitedHealth Group Inc.	2.900%	5/15/50	51,194	32,200
	UnitedHealth Group Inc.	3.250%	5/15/51	19,810	13,233
	UnitedHealth Group Inc.	4.750%	5/15/52	8,745	7,552
	UnitedHealth Group Inc.	5.875%	2/15/53	41,556	42,061
	UnitedHealth Group Inc.	5.625%	7/15/54	16,814	16,501
	UnitedHealth Group Inc.	3.875%	8/15/59	8,560	6,126
	UnitedHealth Group Inc.	5.750%	7/15/64	33,660	33,131
	Wyeth LLC	5.950%	4/1/37	15,000	15,882
					1,767,730
Industrials (1.3%)
[4]	Ashtead Capital Inc.	2.450%	8/12/31	17,920	15,237
[4]	Ashtead Capital Inc.	5.500%	8/11/32	9,088	9,061
[4]	Ashtead Capital Inc.	5.550%	5/30/33	4,475	4,436
[4]	Ashtead Capital Inc.	5.950%	10/15/33	8,250	8,374
[4]	Ashtead Capital Inc.	5.800%	4/15/34	16,510	16,621
[4]	BAE Systems plc	3.400%	4/15/30	9,390	8,810
[4]	BAE Systems plc	5.250%	3/26/31	5,380	5,483
	Boeing Co.	6.528%	5/1/34	21,076	22,570
	Boeing Co.	5.805%	5/1/50	32,649	31,062
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,748	3,615
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,180	1,931
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	21,220	17,655
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	26,898	22,053
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,225	2,595
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	16,975	11,234
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	13,410	8,451
	Canadian National Railway Co.	2.450%	5/1/50	25,925	15,189
	Canadian Pacific Railway Co.	4.950%	8/15/45	13,845	12,769
	CSX Corp.	3.350%	9/15/49	7,745	5,442
	CSX Corp.	4.900%	3/15/55	5,060	4,576
[4]	Daimler Truck Finance North America LLC	5.150%	1/16/26	14,735	14,748
[4]	Daimler Truck Finance North America LLC	5.000%	1/15/27	6,155	6,190
[4]	Daimler Truck Finance North America LLC	3.650%	4/7/27	29,140	28,568
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/28	4,675	4,718
[4]	Daimler Truck Finance North America LLC	5.375%	1/18/34	10,505	10,407
	Eaton Corp.	6.500%	6/1/25	10,000	10,020
[4]	Element Fleet Management Corp.	5.643%	3/13/27	12,870	13,083
	Honeywell International Inc.	4.250%	1/15/29	27,486	27,332
	Honeywell International Inc.	4.875%	9/1/29	4,514	4,595
	Honeywell International Inc.	5.000%	2/15/33	45,540	45,784

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	5.375%	3/1/41	3,976	3,982
	John Deere Capital Corp.	5.150%	9/8/33	27,157	27,653
	Lockheed Martin Corp.	1.850%	6/15/30	2,545	2,225
	Lockheed Martin Corp.	4.500%	5/15/36	6,715	6,410
	Lockheed Martin Corp.	3.800%	3/1/45	7,501	5,951
	Lockheed Martin Corp.	4.700%	5/15/46	9,576	8,578
	Lockheed Martin Corp.	5.200%	2/15/55	8,875	8,395
	Regal Rexnord Corp.	6.050%	2/15/26	6,080	6,128
	Republic Services Inc.	4.875%	4/1/29	3,640	3,686
	Republic Services Inc.	5.200%	11/15/34	12,830	12,950
[4]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	18,840	17,540
[4]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	17,705	15,487
[4]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	33,200	29,149
	Trane Technologies Financing Ltd.	5.250%	3/3/33	1,080	1,100
[4]	UL Solutions Inc.	6.500%	10/20/28	12,130	12,757
	Union Pacific Corp.	2.800%	2/14/32	2,135	1,897
	Union Pacific Corp.	3.375%	2/14/42	14,380	11,110
	Union Pacific Corp.	3.250%	2/5/50	3,049	2,110
	Union Pacific Corp.	3.799%	10/1/51	18,788	14,204
	Union Pacific Corp.	3.500%	2/14/53	14,048	10,007
	Union Pacific Corp.	3.550%	5/20/61	10,000	6,780
	Union Pacific Corp.	3.750%	2/5/70	19,165	13,087
[2]	United Airlines Pass Through Trust Class B Series 2018-1	4.600%	9/1/27	3,096	3,055
					616,850
Materials (0.5%)
[4]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,390	13,855
	CRH SMW Finance DAC	5.125%	1/9/30	24,535	24,824
[4]	Glencore Finance Canada Ltd.	6.000%	11/15/41	2,466	2,490
[4]	Glencore Funding LLC	4.875%	3/12/29	5,855	5,846
[4]	Glencore Funding LLC	5.371%	4/4/29	31,893	32,397
[4,6]	Glencore Funding LLC	5.186%	4/1/30	7,050	7,096
[4]	Glencore Funding LLC	6.375%	10/6/30	24,196	25,647
[4]	Glencore Funding LLC	2.625%	9/23/31	8,510	7,336
[4]	Glencore Funding LLC	5.700%	5/8/33	4,685	4,778
[4]	Glencore Funding LLC	6.500%	10/6/33	21,175	22,676
[4]	Glencore Funding LLC	5.634%	4/4/34	25,320	25,461
[4,6]	Glencore Funding LLC	5.673%	4/1/35	16,275	16,331
[4]	Glencore Funding LLC	3.875%	4/27/51	2,150	1,546
[4]	Glencore Funding LLC	3.375%	9/23/51	7,360	4,842
[4]	Glencore Funding LLC	5.893%	4/4/54	21,160	20,625
[4,6]	Glencore Funding LLC	6.141%	4/1/55	26,195	26,386
	Rio Tinto Finance USA plc	5.750%	3/14/55	6,610	6,623
	Rio Tinto Finance USA plc	5.875%	3/14/65	3,505	3,544
					252,303
Real Estate (1.2%)
	American Tower Corp.	4.400%	2/15/26	7,300	7,284
	American Tower Corp.	3.800%	8/15/29	20,966	20,128
	American Tower Corp.	5.000%	1/31/30	2,520	2,540
[4]	American Tower Trust #1	5.490%	3/15/53	67,325	68,397
	Crown Castle Inc.	4.800%	9/1/28	8,349	8,335
	Crown Castle Inc.	4.300%	2/15/29	6,386	6,240
	Crown Castle Inc.	4.900%	9/1/29	10,596	10,545
	Crown Castle Inc.	3.300%	7/1/30	8,555	7,859
	Crown Castle Inc.	2.250%	1/15/31	1,455	1,243
	Crown Castle Inc.	2.100%	4/1/31	2,473	2,079
	Crown Castle Inc.	5.100%	5/1/33	9,981	9,741
	Crown Castle Inc.	5.800%	3/1/34	10,489	10,684
	Crown Castle Inc.	5.200%	9/1/34	14,195	13,873
	CubeSmart LP	2.250%	12/15/28	11,790	10,784
	Extra Space Storage LP	5.500%	7/1/30	12,025	12,327
	Extra Space Storage LP	5.900%	1/15/31	15,990	16,626
	Healthpeak OP LLC	2.125%	12/1/28	29,850	27,239
	Healthpeak OP LLC	3.000%	1/15/30	25,600	23,596
	NNN REIT Inc.	5.500%	6/15/34	20,374	20,486
[4]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/35	15,362	15,293
	Public Storage Operating Co.	5.100%	8/1/33	5,980	6,018
	Realty Income Corp.	2.200%	6/15/28	25,855	24,063
	Realty Income Corp.	4.700%	12/15/28	26,960	27,053
	Realty Income Corp.	3.250%	1/15/31	19,405	17,817

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	2.850%	12/15/32	24,565	21,142
	Realty Income Corp.	4.900%	7/15/33	26,200	25,699
	Realty Income Corp.	5.125%	2/15/34	15,836	15,700
[4]	SBA Tower Trust	1.840%	4/15/27	53,140	50,044
[4]	SBA Tower Trust	1.884%	7/15/50	9,320	9,090
[4]	SBA Tower Trust	1.631%	5/15/51	40,475	38,437
[4]	SBA Tower Trust	2.593%	10/15/56	50,750	42,875
[4]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	23,670	23,294
					596,531
Technology (2.8%)
	Apple Inc.	3.850%	5/4/43	27,275	22,854
	Apple Inc.	3.450%	2/9/45	4,035	3,129
	Apple Inc.	4.650%	2/23/46	4,500	4,148
	Apple Inc.	3.850%	8/4/46	36,510	29,728
	Apple Inc.	2.650%	5/11/50	31,850	20,057
	Apple Inc.	2.650%	2/8/51	22,665	14,185
	Apple Inc.	3.950%	8/8/52	11,133	8,955
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	10,955	10,838
	Broadcom Inc.	5.050%	7/12/29	21,730	22,031
	Broadcom Inc.	4.350%	2/15/30	19,730	19,416
	Broadcom Inc.	4.150%	11/15/30	4,670	4,520
[4]	Broadcom Inc.	2.600%	2/15/33	26,170	22,053
[4]	Broadcom Inc.	3.469%	4/15/34	20,074	17,671
[4]	Broadcom Inc.	3.500%	2/15/41	3,825	2,996
	Cisco Systems Inc.	4.950%	2/26/31	40,235	41,013
	Cisco Systems Inc.	5.050%	2/26/34	19,250	19,495
	Cisco Systems Inc.	5.300%	2/26/54	20,335	19,898
[4]	Constellation Software Inc.	5.158%	2/16/29	17,418	17,660
[4]	Constellation Software Inc.	5.461%	2/16/34	11,138	11,340
[4]	Foundry JV Holdco LLC	5.900%	1/25/30	9,460	9,802
[4]	Foundry JV Holdco LLC	6.150%	1/25/32	11,660	12,103
[4]	Foundry JV Holdco LLC	5.900%	1/25/33	11,915	12,142
[4]	Foundry JV Holdco LLC	6.250%	1/25/35	51,566	53,347
[4]	Foundry JV Holdco LLC	6.200%	1/25/37	17,947	18,445
[4]	Foundry JV Holdco LLC	6.400%	1/25/38	40,394	42,244
	Intel Corp.	2.000%	8/12/31	1,260	1,053
	Intel Corp.	5.625%	2/10/43	37,050	35,004
	Intel Corp.	4.100%	5/19/46	32,739	24,379
	Intel Corp.	4.900%	8/5/52	32,587	26,624
	Intel Corp.	5.600%	2/21/54	9,675	8,776
	Intel Corp.	3.200%	8/12/61	16,360	9,231
	International Business Machines Corp.	3.300%	5/15/26	45,795	45,295
	International Business Machines Corp.	3.500%	5/15/29	85,623	82,177
	International Business Machines Corp.	4.150%	5/15/39	37,985	33,311
	International Business Machines Corp.	5.700%	2/10/55	43,333	42,943
	Intuit Inc.	5.200%	9/15/33	47,045	48,004
	Intuit Inc.	5.500%	9/15/53	11,665	11,583
	KLA Corp.	4.950%	7/15/52	22,465	20,554
	Micron Technology Inc.	4.663%	2/15/30	8,332	8,231
	Microsoft Corp.	3.450%	8/8/36	25,692	22,915
	Microsoft Corp.	2.525%	6/1/50	162,183	101,746
	Microsoft Corp.	2.921%	3/17/52	42,978	28,831
	Microsoft Corp.	2.675%	6/1/60	19,051	11,370
	Oracle Corp.	1.650%	3/25/26	51,805	50,360
	Oracle Corp.	3.250%	11/15/27	36,619	35,496
	Oracle Corp.	5.250%	2/3/32	11,460	11,607
	Oracle Corp.	4.300%	7/8/34	7,894	7,336
	Oracle Corp.	4.700%	9/27/34	43,917	41,916
	Oracle Corp.	3.600%	4/1/40	7,900	6,208
	Oracle Corp.	4.125%	5/15/45	8,185	6,443
	Oracle Corp.	4.000%	7/15/46	3,300	2,524
	Oracle Corp.	3.600%	4/1/50	752	521
	Oracle Corp.	3.950%	3/25/51	6,672	4,898
	Oracle Corp.	6.900%	11/9/52	20,620	22,720
	Oracle Corp.	5.550%	2/6/53	37,830	35,283
	Oracle Corp.	5.375%	9/27/54	12,197	11,092
	Oracle Corp.	4.100%	3/25/61	6,093	4,342
	QUALCOMM Inc.	2.150%	5/20/30	44,450	39,824
	QUALCOMM Inc.	4.500%	5/20/52	12,005	10,228

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Synopsys Inc.	4.850%	4/1/30	30,320	30,521
	Synopsys Inc.	5.000%	4/1/32	33,115	33,206
	Teledyne Technologies Inc.	2.250%	4/1/28	18,390	17,225
					1,393,847
Utilities (6.1%)
	AEP Texas Inc.	4.150%	5/1/49	4,750	3,610
	AEP Texas Inc.	3.450%	1/15/50	16,810	11,537
	AEP Transmission Co. LLC	4.500%	6/15/52	14,190	11,820
	Alabama Power Co.	5.100%	4/2/35	4,555	4,556
	Alabama Power Co.	5.200%	6/1/41	3,365	3,226
	Alabama Power Co.	4.100%	1/15/42	5,595	4,638
	Alabama Power Co.	3.750%	3/1/45	20,255	15,708
	Alabama Power Co.	4.300%	7/15/48	27,790	22,950
	Ameren Illinois Co.	3.800%	5/15/28	22,365	22,009
	Ameren Illinois Co.	3.700%	12/1/47	5,085	3,838
[2]	Ameren Missouri Securitization Funding I LLC	4.850%	10/1/41	12,550	12,416
	American Water Capital Corp.	2.950%	9/1/27	20,245	19,561
	American Water Capital Corp.	4.450%	6/1/32	14,030	13,601
	American Water Capital Corp.	3.750%	9/1/47	1,495	1,129
	American Water Capital Corp.	4.200%	9/1/48	29,696	23,996
	American Water Capital Corp.	4.150%	6/1/49	885	709
	American Water Capital Corp.	3.450%	5/1/50	4,430	3,116
	Arizona Public Service Co.	6.350%	12/15/32	5,740	6,107
	Arizona Public Service Co.	3.350%	5/15/50	10,651	7,276
	Atmos Energy Corp.	5.000%	12/15/54	17,465	15,791
	Baltimore Gas & Electric Co.	2.400%	8/15/26	20,945	20,407
	Baltimore Gas & Electric Co.	2.900%	6/15/50	9,820	6,144
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,052	34,109
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	865	912
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	10,198
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	32,020	25,481
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	3,215	2,684
[4]	Boston Gas Co.	3.150%	8/1/27	8,010	7,745
[4]	Boston Gas Co.	3.001%	8/1/29	5,700	5,278
[4]	Boston Gas Co.	3.757%	3/16/32	13,050	11,884
[4]	Brooklyn Union Gas Co.	4.273%	3/15/48	34,556	27,080
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	13,345	13,348
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	5,412
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	24,500	24,990
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	9,123	8,969
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	28,787	29,283
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	2,250	2,272
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	4,809
	Cleco Corporate Holdings LLC	3.375%	9/15/29	13,465	12,456
	Cleco Securitization I LLC	4.646%	9/1/44	26,300	24,389
	Commonwealth Edison Co.	2.950%	8/15/27	23,275	22,563
	Commonwealth Edison Co.	4.350%	11/15/45	11,990	10,082
	Commonwealth Edison Co.	3.650%	6/15/46	4,680	3,511
	Commonwealth Edison Co.	3.750%	8/15/47	5,000	3,779
	Commonwealth Edison Co.	4.000%	3/1/48	9,180	7,200
	Commonwealth Edison Co.	3.850%	3/15/52	3,365	2,523
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	9,963
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	48,811
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	4,000	3,443
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	26,400
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	2,133
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	32,238	21,225
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	14,115	11,953
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	29,687	24,076
	Consumers Energy Co.	4.200%	9/1/52	18,797	15,271
	Dominion Energy Inc.	5.375%	11/15/32	19,369	19,565
	Dominion Energy Inc.	4.900%	8/1/41	18,362	16,564
	Dominion Energy Inc.	4.600%	3/15/49	13,855	11,441
	Dominion Energy Inc.	4.850%	8/15/52	34,127	29,165
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,832	5,295
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,446	1,471
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	23,085	24,551
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	9,627	9,504
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,830	6,045

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	25,065	22,033
	DTE Energy Co.	4.950%	7/1/27	17,300	17,435
	DTE Energy Co.	5.200%	4/1/30	24,010	24,317
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	5,242
	Duke Energy Carolinas LLC	4.950%	1/15/33	4,851	4,850
	Duke Energy Carolinas LLC	6.100%	6/1/37	17,410	18,429
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,266
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	5,449
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	4,271
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	12,901
	Duke Energy Carolinas LLC	5.350%	1/15/53	36,625	34,975
	Duke Energy Corp.	2.650%	9/1/26	17,480	17,025
	Duke Energy Corp.	3.400%	6/15/29	11,420	10,835
	Duke Energy Corp.	4.500%	8/15/32	3,825	3,690
	Duke Energy Corp.	3.300%	6/15/41	36,075	26,682
	Duke Energy Corp.	4.800%	12/15/45	37,600	32,442
	Duke Energy Corp.	3.750%	9/1/46	18,040	13,290
	Duke Energy Corp.	4.200%	6/15/49	13,960	10,765
	Duke Energy Corp.	3.500%	6/15/51	36,945	25,142
	Duke Energy Corp.	5.000%	8/15/52	10,610	9,254
	Duke Energy Florida LLC	5.950%	11/15/52	11,095	11,315
	Duke Energy Progress LLC	3.400%	4/1/32	38,235	34,763
	Duke Energy Progress LLC	5.050%	3/15/35	15,000	14,920
	Duke Energy Progress LLC	6.300%	4/1/38	1,625	1,754
	Duke Energy Progress LLC	4.100%	3/15/43	6,221	5,128
	Duke Energy Progress LLC	4.200%	8/15/45	61,923	50,981
	Duke Energy Progress LLC	2.500%	8/15/50	2,455	1,435
	Duke Energy Progress LLC	2.900%	8/15/51	2,503	1,577
	Duke Energy Progress LLC	4.000%	4/1/52	9,770	7,509
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	34,240	28,401
[4]	East Ohio Gas Co.	2.000%	6/15/30	13,440	11,718
[4]	East Ohio Gas Co.	3.000%	6/15/50	19,575	12,399
	Emera US Finance LP	3.550%	6/15/26	23,660	23,305
	Entergy Corp.	2.950%	9/1/26	7,085	6,925
	Entergy Louisiana LLC	3.120%	9/1/27	10,065	9,762
	Evergy Metro Inc.	2.250%	6/1/30	8,520	7,557
	Evergy Metro Inc.	4.200%	3/15/48	3,282	2,634
	Eversource Energy	3.300%	1/15/28	9,890	9,552
	Eversource Energy	5.450%	3/1/28	24,455	24,996
	Eversource Energy	3.375%	3/1/32	14,435	12,939
	Eversource Energy	5.125%	5/15/33	500	494
	Exelon Corp.	3.350%	3/15/32	32,015	28,888
[4]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	915	920
[4]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	1,915	1,943
[4]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/29	6,851	6,749
	Florida Power & Light Co.	6.200%	6/1/36	12,452	13,310
	Florida Power & Light Co.	5.690%	3/1/40	3,254	3,381
	Florida Power & Light Co.	5.250%	2/1/41	29,745	29,238
	Florida Power & Light Co.	4.125%	2/1/42	20,000	16,922
	Florida Power & Light Co.	3.700%	12/1/47	18,970	14,412
	Fortis Inc.	3.055%	10/4/26	44,365	43,357
	Georgia Power Co.	4.850%	3/15/31	11,510	11,576
	Georgia Power Co.	4.700%	5/15/32	30,600	30,253
	Georgia Power Co.	4.950%	5/17/33	17,650	17,520
	Georgia Power Co.	5.250%	3/15/34	12,965	13,096
	Georgia Power Co.	5.200%	3/15/35	23,590	23,749
	Georgia Power Co.	4.750%	9/1/40	34,725	32,089
	Georgia Power Co.	4.300%	3/15/42	32,262	27,640
	Georgia Power Co.	3.700%	1/30/50	9,335	6,918
	Georgia Power Co.	5.125%	5/15/52	31,780	29,480
	Indiana Michigan Power Co.	4.250%	8/15/48	14,590	11,636
[4]	Jersey Central Power & Light Co.	5.100%	1/15/35	21,080	20,834
[2]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	17,720	17,318
[4]	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	36,657
[4]	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	4,956
	MidAmerican Energy Co.	5.750%	11/1/35	9,925	10,410
	MidAmerican Energy Co.	4.400%	10/15/44	1,110	956
	MidAmerican Energy Co.	4.250%	5/1/46	14,675	12,177
	MidAmerican Energy Co.	4.250%	7/15/49	1,100	899
	MidAmerican Energy Co.	3.150%	4/15/50	37,370	25,159

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,400	3,359
	Mississippi Power Co.	4.250%	3/15/42	5,919	5,009
[4]	Monongahela Power Co.	5.400%	12/15/43	4,320	4,191
	Nevada Power Co.	3.125%	8/1/50	15,175	9,834
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	26,330	24,293
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	7,880	7,548
[4]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	34,723
	NiSource Inc.	5.250%	3/30/28	19,598	19,936
	NiSource Inc.	5.250%	2/15/43	13,546	12,638
	NiSource Inc.	4.800%	2/15/44	9,995	8,850
	NiSource Inc.	5.000%	6/15/52	22,475	19,965
	Northern States Power Co.	2.250%	4/1/31	4,915	4,293
[2,4]	Oglethorpe Power Corp.	6.191%	1/1/31	26,640	27,604
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	5,327
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,526
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	15,876
[4]	Oglethorpe Power Corp.	5.800%	6/1/54	4,625	4,535
	Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	10,521
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	7,625	7,247
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	27,670	26,955
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	11,019
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	2,887
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,765	14,039
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,785	22,550
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	13,940	12,428
	Pacific Gas & Electric Co.	5.800%	5/15/34	250	253
	Pacific Gas & Electric Co.	4.500%	7/1/40	33,539	28,462
	Pacific Gas & Electric Co.	5.250%	3/1/52	13,140	11,324
	PECO Energy Co.	4.600%	5/15/52	16,875	14,461
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	3,573	2,866
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	16,435	11,662
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	10,355	9,018
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	26,060	24,989
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	23,790	22,241
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	10,000	8,923
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	8,929
	Public Service Electric & Gas Co.	3.100%	3/15/32	13,910	12,474
	Public Service Electric & Gas Co.	5.050%	3/1/35	19,940	20,043
	Public Service Electric & Gas Co.	5.500%	3/1/55	13,425	13,238
	Public Service Enterprise Group Inc.	5.200%	4/1/29	15,080	15,361
	Public Service Enterprise Group Inc.	5.450%	4/1/34	9,680	9,775
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	16,783
	San Diego Gas & Electric Co.	1.700%	10/1/30	4,915	4,182
	San Diego Gas & Electric Co.	3.750%	6/1/47	5,620	4,179
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,505	1,181
	San Diego Gas & Electric Co.	3.700%	3/15/52	43,105	31,148
	San Diego Gas & Electric Co.	5.350%	4/1/53	25,375	23,780
[2]	SCE Recovery Funding LLC	0.861%	11/15/33	7,417	6,563
	SCE Recovery Funding LLC	1.942%	5/15/40	3,915	2,938
	SCE Recovery Funding LLC	2.510%	11/15/43	3,545	2,393
	Sempra	3.700%	4/1/29	5,190	4,980
	Sempra	3.800%	2/1/38	20,000	16,425
	Sempra	6.000%	10/15/39	21,184	21,466
	Sierra Pacific Power Co.	2.600%	5/1/26	8,027	7,872
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,213
	Southern California Edison Co.	5.150%	6/1/29	28,620	28,803
	Southern California Edison Co.	5.450%	6/1/31	9,980	10,108
	Southern California Edison Co.	5.750%	4/1/35	5,000	5,077
	Southern California Edison Co.	6.050%	3/15/39	3,995	4,033
	Southern California Edison Co.	4.500%	9/1/40	5,150	4,404
	Southern California Edison Co.	4.050%	3/15/42	17,788	13,976
	Southern California Edison Co.	3.900%	3/15/43	8,782	6,669
	Southern California Edison Co.	4.650%	10/1/43	7,504	6,289
	Southern California Edison Co.	3.600%	2/1/45	8,160	5,825
	Southern California Edison Co.	4.000%	4/1/47	3,675	2,736
	Southern California Edison Co.	4.875%	3/1/49	3,085	2,571
	Southern California Edison Co.	3.650%	2/1/50	25,325	17,588
	Southern California Gas Co.	6.350%	11/15/52	14,830	15,838
	Southern Co.	4.400%	7/1/46	25,160	20,843
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	4,235	4,370

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Gas Corp.	2.200%	6/15/30	9,465	8,326
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	14,596
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	10,395
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	2,775
	Tampa Electric Co.	4.900%	3/1/29	7,195	7,264
[4]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	39,050	38,598
[4]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	18,750	17,862
[4]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	17,590	16,749
	Tucson Electric Power Co.	5.500%	4/15/53	6,980	6,680
	Tucson Electric Power Co.	5.900%	4/15/55	5,310	5,355
	Union Electric Co.	4.000%	4/1/48	14,942	11,739
	Union Electric Co.	3.900%	4/1/52	13,335	10,167
	Virginia Electric & Power Co.	3.500%	3/15/27	40,765	40,123
	Virginia Electric & Power Co.	5.150%	3/15/35	15,230	15,115
	Virginia Electric & Power Co.	6.000%	5/15/37	9,435	9,898
	Virginia Electric & Power Co.	5.650%	3/15/55	8,375	8,221
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	14,500
					2,963,546
Total Corporate Bonds (Cost $22,184,015)					20,506,727
Sovereign Bonds (0.7%)
[4]	Government of Bermuda	2.375%	8/20/30	18,405	16,005
[4]	Government of Bermuda	3.375%	8/20/50	7,115	4,835
[4]	Kingdom of Saudi Arabia	5.375%	1/13/31	20,450	20,964
[4]	Kingdom of Saudi Arabia	5.625%	1/13/35	30,725	31,654
[4]	Kingdom of Saudi Arabia	5.000%	1/18/53	40,250	34,589
[4]	Kingdom of Saudi Arabia	5.750%	1/16/54	6,609	6,324
[4]	OMERS Finance Trust	4.000%	4/20/28	17,930	17,837
	Republic of Chile	2.550%	7/27/33	37,110	30,785
	Republic of Chile	3.500%	1/31/34	19,975	17,648
	Republic of Chile	3.500%	4/15/53	22,895	15,792
	State of Israel	5.375%	3/12/29	31,735	31,962
	State of Israel	5.500%	3/12/34	18,085	17,926
	State of Israel	5.750%	3/12/54	57,000	52,451
[4]	State of Qatar	4.400%	4/16/50	13,435	11,548
	United Mexican States	6.338%	5/4/53	8,080	7,366
	United Mexican States	6.400%	5/7/54	15,851	14,516
Total Sovereign Bonds (Cost $359,624)					332,202
Taxable Municipal Bonds (3.1%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	1,500	1,214
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	4,670	4,988
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	24,800	28,908
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	10,070	8,235
	California GO	7.500%	4/1/34	5,845	6,762
	California GO	7.300%	10/1/39	38,580	44,809
	California GO	5.875%	10/1/41	26,725	27,537
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	6,305	5,843
	California State University College & University Revenue	2.719%	11/1/52	7,175	4,740
	California State University College & University Revenue	2.939%	11/1/52	15,330	10,199
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	56,557	62,589
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	28,903	31,985
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	2,290	2,383
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/31	6,682	6,632
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	7,770	6,201
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	10,280	7,403
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	4,680	3,851
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	18,505	16,113
	Duke University College & University Revenue	5.850%	4/1/37	62,165	67,668
[7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	11,260	8,824
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	68,501	74,990
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	2,375	2,056
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	4,595	3,553
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	7,945	7,082
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	50,000	34,455
	Houston TX GO	6.290%	3/1/32	10,225	10,849
	Illinois GO	5.100%	6/1/33	173,341	173,007
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	16,525	17,494
	JobsOhio Beverage System Economic Development Revenue	4.433%	1/1/33	10,225	10,164

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	5,335	4,345
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	38,405	36,589
[8]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	15,160	10,357
	Louisiana Local Government Environmental Facilities & Community Development Authority	5.198%	12/1/39	18,170	18,298
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	6.250%	5/15/43	11,000	11,725
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/56	10,555	10,301
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	28,455	25,485
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	15,000	15,498
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	16,565	13,997
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	23,000	17,677
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/39	2,135	2,522
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	985	999
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	17,705	19,445
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	2,955	2,659
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	11,385	10,057
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/43	9,215	7,450
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	28,975	34,823
	New York NY GO	4.610%	9/1/37	25,165	24,292
	New York NY GO	5.094%	10/1/49	16,240	15,784
	New York NY GO	5.114%	10/1/54	7,665	7,433
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	15,100	17,007
[9]	Oregon School Boards Association GO	4.759%	6/30/28	8,306	8,337
[8]	Oregon State University College & University Revenue	3.424%	3/1/60	31,000	22,185
[10]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	64,830	69,221
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	35	37
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	34,450	32,818
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	16,940	11,198
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	53,000	45,027
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	10,910	9,899
	Riverside CA General Fund Revenue	3.857%	6/1/45	12,905	11,069
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	9,875	9,055
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	20,635	16,663
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	33,175	31,253
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	7,275	7,390
	Texas Natural Gas Securitization Finance Corp.	5.102%	4/1/35	12,791	12,964
	Texas Natural Gas Securitization Finance Corp.	5.169%	4/1/41	10,206	10,319
	University of California College & University Revenue	1.316%	5/15/27	7,795	7,351
	University of California College & University Revenue	3.931%	5/15/45	18,275	16,475
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	17,270	16,722
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	10,665	11,558
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	15,790	17,130
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	14,850	9,740
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	45,480	39,154
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	27,700	17,727
	University of Michigan College & University Revenue	2.562%	4/1/50	17,168	10,708
	University of Michigan College & University Revenue	3.504%	4/1/52	14,470	10,749
	University of Minnesota College & University Revenue	4.048%	4/1/52	26,315	21,953
	Wisconsin Appropriations Revenue	3.954%	5/1/36	20,825	19,348
Total Taxable Municipal Bonds (Cost $1,644,808)					1,493,327
				Shares
Common Stocks (37.2%)
Communication Services (0.5%)
	T-Mobile US Inc.			866,555	231,119
Consumer Discretionary (1.6%)
	Tractor Supply Co.			3,563,432	196,345
	Industria de Diseno Textil SA			3,662,589	182,367
	Darden Restaurants Inc.			863,136	179,325
	NIKE Inc. Class B			2,129,977	135,211
	Starbucks Corp.			805,077	78,970
					772,218
Consumer Staples (3.7%)
	Philip Morris International Inc.			1,865,584	296,124
	Unilever plc ADR			4,599,565	273,904
	Archer-Daniels-Midland Co.			5,375,047	258,056
	Keurig Dr Pepper Inc.			7,245,274	247,933
	Kenvue Inc.			9,605,628	230,343

Wellesley Income Fund
	Shares	Market Value• ($000)
Pernod Ricard SA	1,949,092	192,556
Procter & Gamble Co.	1,068,786	182,143
Constellation Brands Inc. Class A	773,600	141,971
		1,823,030
Energy (3.6%)
ConocoPhillips	5,243,292	550,651
Coterra Energy Inc.	11,544,758	333,644
EQT Corp.	5,959,575	318,420
Marathon Petroleum Corp.	1,308,747	190,671
TotalEnergies SE	2,807,794	180,914
Targa Resources Corp.	887,825	177,982
		1,752,282
Financials (7.5%)
JPMorgan Chase & Co.	2,700,343	662,394
Bank of America Corp.	12,053,485	502,992
American International Group Inc.	4,276,371	371,788
M&T Bank Corp.	1,613,179	288,356
Morgan Stanley	2,325,194	271,280
Regions Financial Corp.	10,946,565	237,869
TPG Inc.	4,211,558	199,754
Ares Management Corp. Class A	1,338,340	196,214
MetLife Inc.	2,382,591	191,298
Raymond James Financial Inc.	1,309,363	181,884
Royal Bank of Canada	1,408,270	158,633
CME Group Inc.	584,816	155,146
Marsh & McLennan Cos. Inc.	552,892	134,922
Equitable Holdings Inc.	1,852,367	96,490
		3,649,020
Health Care (6.5%)
UnitedHealth Group Inc.	1,298,601	680,142
Johnson & Johnson	3,471,241	575,671
Merck & Co. Inc.	6,050,646	543,106
Pfizer Inc.	14,742,477	373,574
Gilead Sciences Inc.	3,111,970	348,696
Elevance Health Inc.	698,331	303,746
AstraZeneca plc ADR	2,652,917	194,990
Roche Holding AG	560,998	184,640
		3,204,565
Industrials (4.3%)
PACCAR Inc.	3,325,784	323,831
Honeywell International Inc.	1,386,214	293,531
Emerson Electric Co.	2,510,140	275,212
L3Harris Technologies Inc.	1,132,430	237,029
Northrop Grumman Corp.	407,585	208,688
Johnson Controls International plc	2,365,307	189,485
BAE Systems plc	9,267,317	187,130
United Parcel Service Inc. Class B (XNYS)	1,438,574	158,229
Ferguson Enterprises Inc.	889,890	142,587
Canadian National Railway Co.	966,417	94,046
		2,109,768
Information Technology (3.6%)
Broadcom Inc.	3,872,332	648,345
Cisco Systems Inc.	5,346,938	329,959
TE Connectivity plc	1,765,601	249,515
NXP Semiconductors NV	1,280,128	243,301
Accenture plc Class A	677,235	211,324
Corning Inc.	1,827,344	83,656
		1,766,100
Materials (1.4%)
Barrick Gold Corp. (XTSE)	11,318,563	220,033
PPG Industries Inc.	1,927,202	210,739
Rio Tinto plc ADR	3,101,892	186,362
LyondellBasell Industries NV Class A	1,244,320	87,600
		704,734
Real Estate (1.4%)
Crown Castle Inc.	2,724,498	283,974
Weyerhaeuser Co.	7,469,922	218,719

Wellesley Income Fund
				Shares	Market Value• ($000)
	Gaming & Leisure Properties Inc.			3,347,773	170,402
					673,095
Utilities (3.1%)
	American Electric Power Co. Inc.			2,985,518	326,228
	PPL Corp.			7,361,342	265,818
	Sempra			3,627,183	258,836
	Dominion Energy Inc.			3,363,335	188,582
	Eversource Energy			2,947,622	183,077
	WEC Energy Group Inc.			1,641,495	178,890
	Atmos Energy Corp.			646,374	99,916
					1,501,347
Total Common Stocks (Cost $14,016,105)					18,187,278
		Coupon
Temporary Cash Investments (1.0%)
Money Market Fund (0.0%)
[11]	Vanguard Market Liquidity Fund	4.342%		64	6
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.0%)
	Bank of America Securities, LLC (Dated 3/31/25, Repurchase Value $20,002, collateralized by U.S. Treasury Obligations 0.375%–6.500%, 11/15/26–2/15/51, with a value of $20,400)	4.390%	4/1/25	20,000	20,000
	Bank of America Securities, LLC (Dated 3/31/25, Repurchase Value $25,003, collateralized by U.S. Government Agency Obligations 0.500%–9.000%, 11/7/25–7/20/54, with a value of $25,500)	4.380%	4/1/25	25,000	25,000
	Deutsche Bank Securities, Inc. (Dated 3/31/25, Repurchase Value $6,001, collateralized by U.S. Treasury Obligations 2.750%, 2/15/28, with a value of $6,120)	4.370%	4/1/25	6,000	6,000
	HSBC Bank USA (Dated 3/31/25, Repurchase Value $17,702, collateralized by U.S. Government Agency Obligations 6.000%, 10/1/54, with a value of $18,054)	4.370%	4/1/25	17,700	17,700
	HSBC Bank USA (Dated 3/31/25, Repurchase Value $25,603, collateralized by U.S. Treasury Obligations 3.625%–4.250%, 6/30/31–8/15/43, with a value of $26,112)	4.360%	4/1/25	25,600	25,600
	JP Morgan Securities, LLC (Dated 3/31/25, Repurchase Value $27,603, collateralized by U.S. Treasury Obligations 0.125%–4.500%, 7/15/26–11/15/54, with a value of $28,152)	4.360%	4/1/25	27,600	27,600
	JP Morgan Securities, LLC (Dated 3/31/25, Repurchase Value $75,009, collateralized by U.S. Treasury Obligations 1.250%, 12/31/26, with a value of $76,500)	4.360%	4/1/25	75,000	75,000
	Natixis SA (Dated 3/31/25, Repurchase Value $101,112, collateralized by U.S. Treasury and Government Agency Obligations 0.000%–4.875%, 4/30/25–2/15/52, with a value of $103,122)	4.360%	4/1/25	101,100	101,100
	NatWest Markets plc (Dated 3/31/25, Repurchase Value $44,605, collateralized by U.S. Treasury Obligations 1.375%, 11/15/31, with a value of $45,492)	4.360%	4/1/25	44,600	44,600
	Nomura International plc (Dated 3/31/25, Repurchase Value $12,201, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 6/30/25–7/15/26, with a value of $12,450)	4.360%	4/1/25	12,200	12,200
	Nomura International plc (Dated 3/31/25, Repurchase Value $35,004, collateralized by U.S. Treasury Obligations 1.250%–4.625%, 2/28/26–5/15/43, with a value of $35,700)	4.360%	4/1/25	35,000	35,000
	RBC Capital Markets LLC (Dated 3/31/25, Repurchase Value $70,809, collateralized by U.S. Treasury and Government Agency Obligations 0.000%–6.000%, 5/1/25–3/1/55, with a value of $72,216)	4.360%	4/1/25	70,800	70,800

Wellesley Income Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Societe Generale (Dated 3/31/25, Repurchase Value $18,802, collateralized by U.S. Treasury Obligations 4.125%, 8/15/44, with a value of $19,176)	4.360%	4/1/25	18,800	18,800
				479,400
Total Temporary Cash Investments (Cost $479,402)				479,406
Total Investments (99.5%) (Cost $46,353,471)				48,634,246
Other Assets and Liabilities—Net (0.5%)				264,764
Net Assets (100%)				48,899,010
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $2,633 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $7,065,196, representing 14.4% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2025.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2025	1,325	147,365	2,017

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $46,353,469)	48,634,240
Affiliated Issuers (Cost $2)	6
Total Investments in Securities	48,634,246
Investment in Vanguard	1,311
Cash	551
Foreign Currency, at Value (Cost $4,552)	4,538
Receivables for Investment Securities Sold	432,732
Receivables for Accrued Income	349,965
Receivables for Capital Shares Issued	12,947
Variation Margin Receivable—Futures Contracts	21
Total Assets	49,436,311
Liabilities
Payables for Investment Securities Purchased	491,844
Payables to Investment Advisor	6,388
Payables for Capital Shares Redeemed	36,595
Payables to Vanguard	2,474
Total Liabilities	537,301
Net Assets	48,899,010
At March 31, 2025, net assets consisted of:

Paid-in Capital	45,622,596
Total Distributable Earnings (Loss)	3,276,414
Net Assets	48,899,010

Investor Shares—Net Assets
Applicable to 332,805,963 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,402,069
Net Asset Value Per Share—Investor Shares	$25.25

Admiral™ Shares—Net Assets
Applicable to 662,251,048 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,496,941
Net Asset Value Per Share—Admiral Shares	$61.15

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Dividends[1]	261,712
Interest	684,979
Securities Lending—Net	14
Total Income	946,705
Expenses
Investment Advisory Fees—Note B
Basic Fee	13,499
Performance Adjustment	(433)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	6,783
Management and Administrative—Admiral Shares	19,080
Marketing and Distribution—Investor Shares	202
Marketing and Distribution—Admiral Shares	930
Custodian Fees	119
Shareholders’ Reports and Proxy Fees—Investor Shares	315
Shareholders’ Reports and Proxy Fees—Admiral Shares	464
Trustees’ Fees and Expenses	14
Other Expenses	74
Total Expenses	41,047
Expenses Paid Indirectly	(47)
Net Expenses	41,000
Net Investment Income	905,705
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,177,373
Futures Contracts	7,630
Foreign Currencies	(397)
Realized Net Gain (Loss)	1,184,606
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(2,007,114)
Futures Contracts	1,944
Foreign Currencies	(301)
Change in Unrealized Appreciation (Depreciation)	(2,005,471)
Net Increase (Decrease) in Net Assets Resulting from Operations	84,840
1	Dividends are net of foreign withholding taxes of $3,244.
2	Realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	905,705	1,869,938
Realized Net Gain (Loss)	1,184,606	1,309,223
Change in Unrealized Appreciation (Depreciation)	(2,005,471)	4,994,012
Net Increase (Decrease) in Net Assets Resulting from Operations	84,840	8,173,173
Distributions
Investor Shares	(394,779)	(457,023)
Admiral Shares	(1,895,338)	(2,136,319)
Total Distributions	(2,290,117)	(2,593,342)
Capital Share Transactions
Investor Shares	(223,561)	(1,112,470)
Admiral Shares	(598,752)	(4,088,024)
Net Increase (Decrease) from Capital Share Transactions	(822,313)	(5,200,494)
Total Increase (Decrease)	(3,027,590)	379,337
Net Assets
Beginning of Period	51,926,600	51,547,263
End of Period	48,899,010	51,926,600

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$26.40	$23.66	$24.16	$29.31	$27.46	$27.18
Investment Operations
Net Investment Income[1]	.457	.900	.817	.750	.724	.775
Net Realized and Unrealized Gain (Loss) on Investments	(.425)	3.101	.610	(4.120)	2.306	.576
Total from Investment Operations	.032	4.001	1.427	(3.370)	3.030	1.351
Distributions
Dividends from Net Investment Income	(.473)	(.931)	(.826)	(.752)	(.714)	(.789)
Distributions from Realized Capital Gains	(.709)	(.330)	(1.101)	(1.028)	(.466)	(.282)
Total Distributions	(1.182)	(1.261)	(1.927)	(1.780)	(1.180)	(1.071)
Net Asset Value, End of Period	$25.25	$26.40	$23.66	$24.16	$29.31	$27.46
Total Return[2]	0.24%	17.29%	5.79%	-12.18%	11.22%	5.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,402	$9,009	$9,135	$10,138	$12,629	$12,260
Ratio of Total Expenses to Average Net Assets[3]	0.22%[4]	0.23%[5]	0.23%[5]	0.23%[5]	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.59%	3.61%	3.30%	2.72%	2.51%	2.86%
Portfolio Turnover Rate[6]	31%	59%	53%	58%	39%	53%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.00%), 0.00%, 0.01%, 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.22%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.23%.
6	Includes 1%, 1%, 5%, 10%, 4%, and 7%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$63.95	$57.31	$58.52	$70.99	$66.51	$65.85
Investment Operations
Net Investment Income[1]	1.129	2.222	2.022	1.865	1.801	1.923
Net Realized and Unrealized Gain (Loss) on Investments	(1.045)	7.515	1.480	(9.975)	5.585	1.379
Total from Investment Operations	.084	9.737	3.502	(8.110)	7.386	3.302
Distributions
Dividends from Net Investment Income	(1.168)	(2.299)	(2.044)	(1.869)	(1.777)	(1.959)
Distributions from Realized Capital Gains	(1.716)	(.798)	(2.668)	(2.491)	(1.129)	(.683)
Total Distributions	(2.884)	(3.097)	(4.712)	(4.360)	(2.906)	(2.642)
Net Asset Value, End of Period	$61.15	$63.95	$57.31	$58.52	$70.99	$66.51
Total Return[2]	0.25%	17.37%	5.87%	-12.11%	11.29%	5.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,497	$42,918	$42,412	$45,342	$54,153	$48,044
Ratio of Total Expenses to Average Net Assets[3]	0.15%[4]	0.16%[5]	0.16%[5]	0.16%[5]	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.66%	3.68%	3.38%	2.79%	2.57%	2.93%
Portfolio Turnover Rate[6]	31%	59%	53%	58%	39%	53%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.00%), 0.00%, 0.01%, 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.15%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.16%.
6	Includes 1%, 1%, 5%, 10%, 4%, and 7%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Notes to Financial Statements
Vanguard Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the

Wellesley Income Fund
financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and

Wellesley Income Fund
distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to a combined index comprising the Bloomberg U.S. Credit A or Better Bond Index and the FTSE High Dividend Yield Index for the preceding three years. For the six months ended March 31, 2025, the investment advisory fee represented an effective annual basic rate of 0.05% of the fund’s average net assets, before a net decrease of $433,000 (less than 0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,311,000, representing less than 0.01% of the fund’s net assets and 0.52% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended March 31, 2025, these arrangements reduced the fund’s expenses by $47,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,616,905	—	6,616,905
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,018,401	—	1,018,401
Corporate Bonds	—	20,506,727	—	20,506,727
Sovereign Bonds	—	332,202	—	332,202
Taxable Municipal Bonds	—	1,493,327	—	1,493,327
Common Stocks	17,259,671	927,607	—	18,187,278
Temporary Cash Investments	6	479,400	—	479,406
Total	17,259,677	31,374,569	—	48,634,246
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,017	—	—	2,017
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	46,399,380
Gross Unrealized Appreciation	4,777,879
Gross Unrealized Depreciation	(2,540,996)
Net Unrealized Appreciation (Depreciation)	2,236,883
G.	During the six months ended March 31, 2025, the fund purchased $7,119,929,000 of investment securities and sold $9,520,234,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,949,050,000 and $7,741,330,000, respectively.

Wellesley Income Fund
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2025, such purchases were $21,802,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	370,395	14,416	755,482	30,667
Issued in Lieu of Cash Distributions	367,016	14,808	423,942	16,910
Redeemed	(960,972)	(37,663)	(2,291,894)	(92,445)
Net Increase (Decrease)—Investor Shares	(223,561)	(8,439)	(1,112,470)	(44,868)
Admiral Shares
Issued	1,333,290	21,521	2,709,980	44,913
Issued in Lieu of Cash Distributions	1,674,609	27,892	1,874,919	30,864
Redeemed	(3,606,651)	(58,312)	(8,672,923)	(144,716)
Net Increase (Decrease)—Admiral Shares	(598,752)	(8,899)	(4,088,024)	(68,939)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q272 052025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Wellesley Income Fund (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	37,680,566,008	1,077,432,954	N/A	N/A
Mark Loughridge	37,737,918,910	1,020,080,052	N/A	N/A
Scott C. Malpass	37,729,951,905	1,028,047,057	N/A	N/A
John Murphy	37,808,211,274	949,787,688	N/A	N/A
Lubos Pastor	37,730,996,801	1,027,002,161	N/A	N/A
Rebecca Patterson	37,780,097,933	977,901,028	N/A	N/A
André F. Perold	37,720,622,727	1,037,376,235	N/A	N/A
Salim Ramji	37,689,933,997	1,068,064,965	N/A	N/A
Sarah Bloom Raskin	37,598,816,630	1,159,182,332	N/A	N/A
Grant Reid	37,789,486,980	968,511,982	N/A	N/A
David Thomas	37,662,375,000	1,095,623,962	N/A	N/A
Barbara Venneman	37,753,740,064	1,004,258,898	N/A	N/A
Peter F. Volanakis	37,752,390,364	1,005,608,598	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 22, 2025

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 22, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.